Consolidated Schedule of Investments (unaudited) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 0.1%
ALM VII R Ltd., Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 3.92%, 10/15/28(a)(b)	USD	1,000	$991,027
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	1,561	1,673,962
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)		884	847,361
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)		917	949,099
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)	USD	2,000	1,171,554
Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(b)(c)		11,500	464,600
Avoca Capital CLO X Ltd., Series 10X, Class ER, (EURIBOR 3 Month + 6.05%), 6.05%, 01/15/30(a)	EUR	800	862,864
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)		620	586,617
Avoca CLO XVIII DAC, Series 18X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(a)		700	679,994
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)		400	387,383
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)		400	428,392
Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 9.64%, 07/20/32(a)(b)	USD	1,451	1,249,795
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2X, Class DRR, (EURIBOR 3 Month + 5.70%), 5.70%, 11/17/31(a)	EUR	1,255	1,219,969
CIFC Funding Ltd., Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/30(a)(b)	USD	850	842,243
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 3.17%, 07/15/31(a)(b)		250	237,465
Greene King Finance plc, Series B1, (LIBOR GBP 3 Month + 1.80%), 1.99%, 12/15/34(a)	GBP	100	104,508
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	1,125	1,148,514
Harvest CLO XXIII DAC, Series 23X, Class E, (EURIBOR 3 Month + 5.33%), 5.33%, 10/20/32(a)		148	140,968
Invesco Euro CLO III DAC, Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 8.07%, 07/15/32(a)		300	303,192
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 07/15/26(b)(c)	USD	2,000	42,200
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	1,347	1,364,220
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		900	804,650
Series 2019-3X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 04/20/30		300	323,006

Security	Par (000)		Value
Asset-Backed Securities (continued)
OZLME BV, Series 1X, Class ER, (EURIBOR 3 Month + 5.90%), 5.90%, 01/18/30(a)	EUR	990	$1,040,229
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		807	832,523
OZLME III DAC, Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(a)		1,000	980,268
Rockford Tower Europe CLO DAC, Series 2018-1X, Class E, (EURIBOR 3 Month + 5.36%), 5.36%, 12/20/31(a)		300	294,475
Seneca Park CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 07/17/26(b)(c)	USD	2,500	57,000

Total Asset-Backed Securities — 0.1% (Cost: $34,823,914)			20,028,078

		Shares

Common Stocks — 1.1%

Auto Components — 0.1%
UCI International, Inc.(d)(e)		1,260,653	28,995,019

Building Products — 0.0%
AZEK Co., Inc. (The)(d)		14,842	472,866

Chemicals — 0.3%
Element Solutions, Inc.(d)		5,136,131	55,727,021

Commercial Services & Supplies — 0.0%
FreedomPay, Inc.(d)(e)		314,534	3

Consumer Finance — 0.0%
Arrow Global Group plc		153,279	168,846

Diversified Financial Services — 0.0%(d)
Adelphia Recovery Trust		1,339,784	574
Adelphia Recovery Trust(e)		130,590	1

			575

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA		1,512,681	588,738

Energy Equipment & Services — 0.0%(d)
McDermott International, Inc.		379,465	27,321
Pioneer Energy Services Corp.(e)		43,326	1,682,479

			1,709,800

Entertainment — 0.1%
Live Nation Entertainment, Inc.(d)(f)		205,113	9,092,659

Equity Real Estate Investment Trusts (REITs) — 0.3%
Gaming and Leisure Properties, Inc.		940,607	32,545,002
VICI Properties, Inc.		2,100,289	42,404,835

			74,949,837

Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.(f)		31,411	4,182,375
Hilton Worldwide Holdings, Inc.		122,202	8,975,737
Six Flags Entertainment Corp.		469,293	9,015,118

			22,173,230

Life Sciences Tools & Services — 0.0%
PPD, Inc.(d)		66,112	1,771,802

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(d)(f)		4,744,023	4,933,784

Metals & Mining — 0.1%
Constellium SE, Class A(d)		3,222,337	24,747,548

1

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value
Oil, Gas & Consumable Fuels — 0.0%(d)(e)
KCAD Holdings I Ltd.		4,067,849,248	$40,678
Osum Oil Sands Corp.(g)		1,600,000	1,767,826

			1,808,504

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.(d)		1,598,134	29,229,871

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(d)		1,369	10,487

Total Common Stocks — 1.1% (Cost: $316,233,192)			256,380,590

		Par (000)

Corporate Bonds — 84.3%

Aerospace & Defense — 3.7%
Boeing Co. (The):
5.15%, 05/01/30		49,450	55,138,231
5.81%, 05/01/50		69,460	82,031,263
5.93%, 05/01/60		70,460	83,557,926
Bombardier, Inc.(b):
8.75%, 12/01/21		49,631	40,325,188
5.75%, 03/15/22		5,590	4,125,699
6.00%, 10/15/22		4,529	3,170,300
6.13%, 01/15/23		15,790	10,860,362
7.50%, 12/01/24		8,238	5,395,890
7.50%, 03/15/25		1,983	1,294,106
7.88%, 04/15/27		50,172	32,862,660
BWX Technologies, Inc.(b):
5.38%, 07/15/26		12,065	12,431,535
4.13%, 06/30/28		14,687	14,650,282
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)		19,961	15,314,079
General Dynamics Corp., 4.25%, 04/01/50		4,235	5,480,859
Howmet Aerospace, Inc.:
5.87%, 02/23/22		7,850	8,242,500
5.13%, 10/01/24		12,962	13,426,817
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30(b)		17,575	19,583,565
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25(b)		21,326	22,125,725
Leidos, Inc., 4.38%, 05/15/30(b)		16,125	18,164,006
Rolls-Royce plc:
0.88%, 05/09/24	EUR	1,100	1,116,559
1.63%, 05/09/28		600	587,033
Signature Aviation US Holdings, Inc.(b):
5.38%, 05/01/26	USD	8,861	8,867,203
4.00%, 03/01/28		12,220	11,043,825
SSL Robotics LLC, 9.75%, 12/31/23(b)		18,258	19,536,060
TransDigm, Inc.(b):
8.00%, 12/15/25		36,543	38,406,328
6.25%, 03/15/26		311,535	310,762,393

			838,500,394

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.25%, 05/01/25(b)		7,079	7,415,253

Airlines — 0.4%
American Airlines, Inc., 11.75%, 07/15/25(b)		11,613	10,999,717
Delta Air Lines, Inc., 7.00%, 05/01/25(b)		24,092	24,869,403
easyJet plc, 0.88%, 06/11/25	EUR	1,500	1,385,936
International Consolidated Airlines Group SA, 0.50%, 07/04/23		1,200	1,069,891
Mileage Plus Holdings LLC, 6.50%, 06/20/27(b)	USD	58,834	58,981,085
Ryanair DAC, 1.13%, 08/15/23	EUR	2,200	2,294,336

			99,600,368

Security		Par (000)	Value
Auto Components — 1.5%
Adient US LLC, 9.00%, 04/15/25(b)	USD	16,490	$17,763,028
Allison Transmission, Inc.(b):
5.00%, 10/01/24		7,077	7,059,308
5.88%, 06/01/29		28,132	29,257,280
Clarios Global LP:
6.75%, 05/15/25(b)		15,723	16,351,920
4.38%, 05/15/26	EUR	6,968	7,714,815
6.25%, 05/15/26(b)	USD	70,838	73,051,688
8.50%, 05/15/27(b)		87,491	87,924,080
Dealer Tire LLC, 8.00%, 02/01/28(b)		14,221	13,172,201
Faurecia SE, 2.63%, 06/15/25	EUR	1,000	1,089,795
Goodyear Europe BV, 3.75%, 12/15/23		1,000	1,075,527
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	USD	13,574	14,524,180
Icahn Enterprises LP:
6.25%, 02/01/22		618	619,545
6.75%, 02/01/24		1,752	1,765,140
4.75%, 09/15/24		6,704	6,303,101
6.38%, 12/15/25		13,890	13,751,100
6.25%, 05/15/26		18,189	18,201,732
5.25%, 05/15/27		28,503	27,505,395
IHO Verwaltungs GmbH(h):
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(i)	EUR	2,911	3,205,098
6.00%, (6.00% Cash or 6.75% PIK), 05/15/27(b)	USD	400	406,500
ZF Europe Finance BV:
2.00%, 02/23/26	EUR	1,200	1,245,734
2.50%, 10/23/27		3,800	3,886,566

			345,873,733

Automobiles — 0.8%
Fiat Chrysler Automobiles NV:
3.88%, 01/05/26		2,275	2,555,963
4.50%, 07/07/28		2,725	3,061,537
Ford Motor Co.:
8.50%, 04/21/23	USD	17,001	17,978,557
4.35%, 12/08/26		3,011	2,808,661
4.75%, 01/15/43		7,441	5,862,020
5.29%, 12/08/46		4,727	3,886,965
General Motors Co.:
6.13%, 10/01/25		7,846	8,816,430
6.80%, 10/01/27		33,571	39,118,944
5.00%, 10/01/28		3,205	3,409,245
5.00%, 04/01/35		6,675	6,667,473
6.25%, 10/02/43		10,365	11,014,604
5.20%, 04/01/45		10,008	9,693,536
5.95%, 04/01/49		27,278	28,676,191
RCI Banque SA, (EUR Swap Annual 5 Year + 2.85%), 2.63%, 02/18/30(a)	EUR	1,700	1,739,330
Renault SA, 1.25%, 06/24/25		1,200	1,228,334
Tesla, Inc., 5.30%, 08/15/25(b)	USD	27,348	27,348,000
Winnebago Industries, Inc., 6.25%, 07/15/28(b)		6,709	6,709,000

			180,574,790

Banks — 0.9%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 4.67%), 4.37%(a)(j)	EUR	700	763,840
AIB Group plc(a)(j):
(EUR Swap Annual 5 Year + 5.70%), 5.25%		1,750	1,850,340
(EUR Swap Annual 5 Year + 6.63%), 6.25%		2,975	3,322,091
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.37%(a)(j)		1,444	1,633,810
Banco Bilbao Vizcaya Argentaria SA(a)(j):
(EUR Swap Annual 5 Year + 9.18%), 8.87%		1,400	1,622,053
(EUR Swap Annual 5 Year + 5.66%), 5.87%		400	435,952

2

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Banco BPM SpA:
1.75%, 04/24/23	EUR	1,653	$1,858,219
2.50%, 06/21/24		1,800	2,057,310
Banco de Sabadell SA(a):
(EUR Swap Annual 5 Year + 6.41%), 6.50%(j)		4,200	3,855,650
(EUR Swap Annual 5 Year + 2.20%), 2.00%, 01/17/30		900	844,682
Banco Espirito Santo SA(d)(k):
2.63%, 05/08/17		10,400	1,869,504
4.75%, 01/15/18		12,300	2,211,048
4.00%, 01/21/19		12,000	2,157,120
Banco Santander SA(a)(j):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		1,900	2,186,693
(EUR Swap Annual 5 Year + 4.53%), 4.37%		2,200	2,230,536
Bank of Ireland Group plc, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27(a)	USD	2,285	2,235,118
Bankia SA(a)(j):
(EUR Swap Annual 5 Year + 5.82%), 6.00%	EUR	600	617,985
(EUR Swap Annual 5 Year + 6.22%), 6.37%		3,000	3,180,391
Barclays plc:
4.38%, 09/11/24	USD	28,717	30,654,342
5.20%, 05/12/26		7,800	8,676,720
BNP Paribas SA(j):
6.50%		376	380,211
(USD Swap Semi 5 Year + 5.15%), 7.38%(a)		2,200	2,411,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.50%(a)(b)		10,150	8,893,938
CaixaBank SA(a)(j):
(EUR Swap Annual 5 Year + 6.50%), 6.75%	EUR	3,000	3,370,500
(EUR Swap Annual 5 Year + 4.50%), 5.25%		2,400	2,392,678
CIT Group, Inc.:
5.00%, 08/01/23	USD	7,582	7,732,882
4.75%, 02/16/24		526	533,506
6.00%, 04/01/36		23,131	21,743,140
Commerzbank AG(a):
(EUR Swap Annual 5 Year + 6.36%), 6.12%(j)	EUR	1,800	1,924,878
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/05/30		1,400	1,578,861
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 4.10%), 4.62%(a)(j)		400	453,332
Credit Agricole SA(a)(j):
(EUR Swap Annual 5 Year + 5.12%), 6.50%		3,237	3,697,569
(GBP Swap 5 Year + 4.54%), 7.50%	GBP	2,200	2,956,565
Erste Group Bank AG, (EUR Swap Annual 5 Year + 6.20%), 6.50%(a)(j)	EUR	800	934,752
HSBC Holdings plc(a)(j):
(EUR Swap Annual 5 Year + 4.38%), 5.25%		2,300	2,564,669
(USD Swap Rate 5 Year + 3.75%), 6.00%	USD	24,053	23,902,669
ING Groep NV(a)(j):
(USD Swap Rate 5 Year + 4.20%), 6.75%		2,764	2,826,190
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%		2,200	2,183,500
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(j)	EUR	4,683	5,734,872
5.15%, 06/10/30	GBP	1,800	2,320,800
National Westminster Bank plc(a)(j):
Series A, (LIMEAN USD 6 Month + 0.25%), 2.06%	USD	600	522,744
Series B, (LIBOR USD 6 Month + 0.25%), 1.87%		800	696,992

Security		Par (000)	Value
Banks (continued)
Series C, (LIBOR USD 3 Month + 0.25%), 0.62%	USD	1,240	$1,078,329
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(a)(j)		6,571	6,832,197
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.79%), 6.75%(a)(j)	GBP	200	251,847
Societe Generale SA(a)(j):
(USD Swap Semi 5 Year + 6.24%), 7.38%	USD	600	605,220
(USD Swap Semi 5 Year + 4.30%), 7.38%(b)		1,600	1,612,000
(USD Swap Rate 5 Year + 5.87%), 8.00%		400	446,000
Stichting AK Rabobank Certificaten, 0.00%(j)(l)	EUR	1,508	1,795,952
UniCredit SpA(a):
(EUR Swap Annual 5 Year + 6.10%), 6.75%(j)		2,622	2,879,536
(EUR Swap Annual 5 Year + 9.30%), 9.25%(j)		2,294	2,732,082
(EUR Swap Annual 5 Year + 6.39%), 6.62%(j)		1,200	1,317,865
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(j)		1,000	1,172,653
(EURIBOR Swap Rate 5 Year + 4.74%), 4.87%, 02/20/29		3,000	3,475,323
(EUR Swap Annual 5 Year + 2.40%), 2.00%, 09/23/29		1,400	1,422,732
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 01/15/32		1,200	1,217,559
Unione di Banche Italiane SpA(a):
(EUR Swap Annual 5 Year + 6.07%), 5.87%(j)		1,400	1,490,323
(EUR Swap Annual 5 Year + 5.75%), 5.87%, 03/04/29		1,313	1,590,542

			203,940,562

Beverages — 0.0%
Sunshine Mid BV, 6.50%, 05/15/26		1,000	1,109,456

Building Products — 0.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(b)	USD	10,364	10,441,730
Builders FirstSource, Inc., 6.75%, 06/01/27(b)		6,822	6,984,022
Griffon Corp., 5.75%, 03/01/28(b)		5,922	5,847,975
HT Troplast GmbH, 9.25%, 07/15/25	EUR	1,471	1,689,259
James Hardie International Finance DAC(b):
4.75%, 01/15/25	USD	4,777	4,860,597
5.00%, 01/15/28		3,204	3,268,080
JELD-WEN, Inc.(b):
6.25%, 05/15/25		9,275	9,622,813
4.63%, 12/15/25		2,921	2,804,160
4.88%, 12/15/27		254	243,840
Masonite International Corp.(b):
5.75%, 09/15/26		1,286	1,324,580
5.38%, 02/01/28		4,831	4,939,697
Standard Industries, Inc.:
6.00%, 10/15/25(b)		19,232	19,794,921
2.25%, 11/21/26	EUR	2,959	3,122,677
5.00%, 02/15/27(b)	USD	9,261	9,376,762
4.75%, 01/15/28(b)		604	612,305
4.38%, 07/15/30(b)		30,861	30,783,848

			115,717,266

Capital Markets — 1.0%
Brookfield Finance, Inc., 4.35%, 04/15/30		11,970	13,574,067
Credit Suisse Group AG(a)(j):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)		8,217	8,536,723
(USD Swap Semi 5 Year + 4.60%), 7.50%		969	1,041,675
(USD Swap Semi 5 Year + 3.46%), 6.25%(b)		3,000	3,125,040

3

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.33%), 7.25%	USD	2,400	$2,466,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%(b)		23,920	24,290,760
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%(b)		7,205	6,826,738
Goldman Sachs Group, Inc. (The), Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%(a)(j)		39,265	37,301,750
Intercontinental Exchange, Inc., 3.00%, 06/15/50		9,715	10,049,429
Lehman Brothers Holdings Capital Trust Escrow Bonds(d)(k):
5.38%, 10/17/12	EUR	4,550	58,787
4.75%, 01/16/14		14,545	187,925
(EURIBOR 3 Month + 0.30%), 0.00%, 02/05/14(a)		22,800	294,582
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK), 08/15/24(h)		3,876	4,354,877
LPL Holdings, Inc., 5.75%, 09/15/25(b)	USD	3,669	3,714,862
MSCI, Inc.(b):
4.75%, 08/01/26		1,689	1,747,254
4.00%, 11/15/29		2,410	2,458,200
3.63%, 09/01/30		3,974	3,954,130
3.88%, 02/15/31		45,123	46,025,460
Owl Rock Capital Corp.:
5.25%, 04/15/24		4,662	4,872,601
4.00%, 03/30/25		3,540	3,496,254
3.75%, 07/22/25		26,546	25,910,484
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		12,000	12,675,960
UBS Group AG, (EUR Swap Annual 5 Year + 5.29%), 5.75%(a)(j)	EUR	1,238	1,423,432

			218,386,990

Chemicals — 2.0%
Ashland Services BV, 2.00%, 01/30/28		2,540	2,646,797
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(h)	USD	24,627	24,564,963
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		84,598	83,752,020
Axalta Coating Systems LLC(b):
4.88%, 08/15/24		18,578	18,810,225
4.75%, 06/15/27		15,706	15,787,671
Blue Cube Spinco LLC:
9.75%, 10/15/23		22,480	23,154,400
10.00%, 10/15/25		24,030	25,051,275
CeramTec BondCo GmbH, 5.25%, 12/15/25	EUR	1,000	1,090,737
Chemours Co. (The), 6.63%, 05/15/23	USD	17,336	16,642,560
Element Solutions, Inc., 5.88%, 12/01/25(b)		91,268	92,152,159
Gates Global LLC, 6.25%, 01/15/26(b)		28,567	28,067,078
GCP Applied Technologies, Inc., 5.50%,
04/15/26(b)		9,304	9,280,740
Illuminate Buyer LLC, 9.00%, 07/01/28(b)		14,605	15,225,712
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		11,828	12,005,420
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	1,000	1,119,287
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		2,993	3,400,465
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	1,606	1,497,595
OCI NV:
3.13%, 11/01/24	EUR	1,300	1,424,036
5.25%, 11/01/24(b)	USD	4,834	4,640,640
Olin Corp., 5.50%, 08/15/22		255	256,913
PQ Corp.(b):
6.75%, 11/15/22		6,854	6,981,484

Security		Par (000)	Value
Chemicals (continued)
5.75%, 12/15/25	USD	32,061	$32,301,458
Syngenta Finance NV, 3.38%, 04/16/26	EUR	548	638,193
Synthomer plc, 3.88%, 07/01/25		1,199	1,363,031
Valvoline, Inc.(b):
4.38%, 08/15/25	USD	1,591	1,598,955
4.25%, 02/15/30		16,895	16,641,575
W.R. Grace & Co., 5.63%, 10/01/24(b)		6,558	6,902,295
WR Grace & Co.-Conn., 4.88%, 06/15/27(b)		16,761	16,979,396

			463,977,080

Commercial Services & Supplies — 2.5%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	159	196,652
ADT Security Corp. (The):
6.25%, 10/15/21	USD	944	967,600
4.13%, 06/15/23		198	198,495
4.88%, 07/15/32(b)		30,122	27,411,020
Advanced Disposal Services, Inc., 5.63%,
11/15/24(b)		2,587	2,684,012
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		114,858	120,600,900
9.75%, 07/15/27		37,290	39,294,337
APX Group, Inc.:
7.88%, 12/01/22		2,587	2,574,065
8.50%, 11/01/24		7,550	7,361,250
6.75%, 02/15/27(b)		16,991	16,035,256
Aramark Services, Inc.:
5.00%, 04/01/25(b)		9,790	9,643,150
6.38%, 05/01/25(b)		20,773	21,450,823
4.75%, 06/01/26		2,051	1,974,087
Brink’s Co. (The), 5.50%, 07/15/25(b)		5,676	5,781,176
Clean Harbors, Inc.(b):
4.88%, 07/15/27		18,513	19,022,108
5.13%, 07/15/29		7,914	8,208,084
Garda World Security Corp.(b):
4.63%, 02/15/27		17,687	17,421,695
9.50%, 11/01/27		13,169	13,926,217
GFL Environmental, Inc.(b):
4.25%, 06/01/25		5,193	5,238,439
7.00%, 06/01/26		41,583	43,038,405
5.13%, 12/15/26		31,453	32,553,855
8.50%, 05/01/27		16,900	18,378,750
IAA, Inc., 5.50%, 06/15/27(b)		15,507	15,997,331
Intrum AB:
3.13%, 07/15/24	EUR	2,000	2,022,345
3.50%, 07/15/26		1,754	1,718,872
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	3,920	3,861,200
Mobile Mini, Inc., 5.88%, 07/01/24		37,205	38,295,107
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		6,435	6,322,388
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		3,134	3,204,515
5.75%, 04/15/26		6,437	6,675,169
6.25%, 01/15/28		25,427	23,964,948
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		4,373	4,498,724
SPIE SA, 2.63%, 06/18/26	EUR	1,800	1,956,980
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		2,900	3,323,313
Verisure Holding AB, (EURIBOR 3 Month + 5.00%), 5.00%, 04/15/25(a)		791	889,062
Verisure Midholding AB, 5.75%, 12/01/23		3,167	3,563,533
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	32,483	31,004,699

			561,258,562

4

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 06/15/25(b)	USD	29,352	$28,345,227
CommScope, Inc.(b):
5.50%, 03/01/24		29,136	29,427,360
5.50%, 06/15/24		4,898	4,987,780
6.00%, 03/01/26		16,563	16,977,075
Nokia OYJ, 6.63%, 05/15/39		10,393	12,344,805
ViaSat, Inc.(b):
5.63%, 04/15/27		33,229	34,018,189
6.50%, 07/15/28		22,014	22,018,623

			148,119,059

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		25,551	22,995,900
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(j)	EUR	4,200	4,411,909
Heathrow Finance plc:
4.75%, 03/01/24	GBP	400	497,498
4.13%, 09/01/29		2,142	2,472,343
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22	USD	11,036	10,980,820
6.25%, 03/15/26		3,485	3,502,425

			44,860,895

Construction Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	800	886,441
Cemex SAB de CV:
3.13%, 03/19/26		1,600	1,631,884
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%(a)(j)		1,325	1,492,359

			4,010,684

Consumer Finance — 1.9%
AerCap Ireland Capital DAC, 6.50%, 07/15/25	USD	4,475	4,692,060
Ally Financial, Inc.:
5.80%, 05/01/25		48,821	54,394,298
5.75%, 11/20/25		1,161	1,242,315
8.00%, 11/01/31		45,357	58,525,254
FCE Bank plc, 1.62%, 05/11/23	EUR	2,500	2,636,967
Ford Motor Credit Co. LLC:
3.20%, 01/15/21	USD	1,300	1,280,500
3.34%, 03/18/21		22,517	22,285,300
3.47%, 04/05/21		3,150	3,110,625
5.88%, 08/02/21		17,644	17,815,147
3.81%, 10/12/21		3,433	3,399,700
5.60%, 01/07/22		3,471	3,497,032
3.22%, 01/09/22		5,619	5,465,657
2.98%, 08/03/22		14,098	13,512,228
3.35%, 11/01/22		6,788	6,501,411
3.09%, 01/09/23		32,641	31,090,552
4.14%, 02/15/23		10,485	10,259,048
3.10%, 05/04/23		2,515	2,383,465
4.38%, 08/06/23		3,687	3,622,035
3.81%, 01/09/24		6,312	6,061,414
5.58%, 03/18/24		3,500	3,533,950
3.66%, 09/08/24		13,120	12,368,355
4.06%, 11/01/24		15,724	15,016,892
5.13%, 06/16/25		34,714	34,727,886
4.13%, 08/04/25		10,779	10,223,343
2.33%, 11/25/25	EUR	6,200	6,125,637
4.39%, 01/08/26	USD	20,717	19,726,313
General Motors Financial Co., Inc., 5.65%, 01/17/29		3,986	4,485,495
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(h)		17,787	12,628,770

Security		Par (000)	Value
Consumer Finance (continued)
Navient Corp.:
5.00%, 10/26/20	USD	4,891	$4,870,800
7.25%, 09/25/23		3,544	3,463,870
6.13%, 03/25/24		6,829	6,487,550
5.88%, 10/25/24		1,709	1,605,400
6.75%, 06/25/25		1,258	1,199,818
6.75%, 06/15/26		3,042	2,813,850
5.00%, 03/15/27		227	190,680
Springleaf Finance Corp.:
6.88%, 03/15/25		11,432	11,728,517
8.88%, 06/01/25		5,111	5,463,915
7.13%, 03/15/26		15,690	16,238,993
6.63%, 01/15/28		14,672	14,525,280
5.38%, 11/15/29		3,575	3,342,625

			442,542,947

Containers & Packaging — 1.8%
ARD Finance SA, 6.50%, 06/30/27(b)		43,409	42,947,504
Ardagh Packaging Finance plc:
5.25%, 04/30/25(b)		13,840	14,185,862
2.13%, 08/15/26	EUR	1,000	1,079,684
4.13%, 08/15/26(b)	USD	32,674	32,146,315
4.75%, 07/15/27(b)	GBP	4,000	4,807,708
4.75%, 07/15/27		1,215	1,460,341
5.25%, 08/15/27(b)	USD	47,059	46,229,820
Ball Corp.:
5.25%, 07/01/25		994	1,087,188
4.88%, 03/15/26		10,666	11,599,275
Berry Global, Inc.:
1.00%, 01/15/25	EUR	1,401	1,485,236
4.88%, 07/15/26(b)	USD	1,037	1,052,555
1.50%, 01/15/27	EUR	600	634,484
Crown Americas LLC:
4.75%, 02/01/26	USD	11,113	11,324,480
4.25%, 09/30/26		14,337	14,659,583
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		1,896	2,218,320
Crown European Holdings SA:
0.75%, 02/15/23	EUR	300	324,104
3.38%, 05/15/25		1,932	2,246,226
Graphic Packaging International LLC:
4.88%, 11/15/22	USD	223	230,248
4.75%, 07/15/27(b)		1,424	1,502,320
3.50%, 03/15/28(b)		4,557	4,521,455
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		6,245	6,417,986
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		19,537	20,324,536
Mauser Packaging Solutions Holding Co.:
4.75%, 04/15/24	EUR	1,416	1,543,188
5.50%, 04/15/24(b)	USD	16,865	16,564,592
OI European Group BV:
3.13%, 11/15/24	EUR	1,200	1,325,931
2.88%, 02/15/25		2,184	2,360,973
Reynolds Group Issuer, Inc.(b):
(LIBOR USD 3 Month + 3.50%), 4.72%, 07/15/21(a)	USD	1,376	1,365,680
7.00%, 07/15/24		16,563	16,609,542
Sealed Air Corp.(b):
5.25%, 04/01/23		534	558,276
5.13%, 12/01/24		2,230	2,380,525
6.88%, 07/15/33		158	186,835
Silgan Holdings, Inc.:
3.25%, 03/15/25	EUR	1,300	1,467,736
4.13%, 02/01/28(b)	USD	4,349	4,310,946
2.25%, 06/01/28	EUR	2,254	2,429,555
Trivium Packaging Finance BV(l):
3.75%, 08/15/26		3,005	3,313,423

5

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Containers & Packaging (continued)
5.50%, 08/15/26(b)	USD	42,283	$42,652,976
8.50%, 08/15/27(b)		78,973	84,402,394

			403,957,802

Distributors — 0.5%
American Builders & Contractors Supply Co., Inc.(b):
5.88%, 05/15/26		12,929	12,799,710
4.00%, 01/15/28		5,395	5,242,699
Core & Main LP, 6.13%, 08/15/25(b)		86,667	86,376,666
Matalan Finance plc, 6.75%, 01/31/23	GBP	200	174,589
Wolverine Escrow LLC(b):
8.50%, 11/15/24	USD	3,284	2,495,840
9.00%, 11/15/26		4,827	3,475,440

			110,564,944

Diversified Consumer Services — 0.3%
frontdoor, Inc., 6.75%, 08/15/26(b)		11,272	11,976,500
Graham Holdings Co., 5.75%, 06/01/26(b)		7,807	8,073,453
Laureate Education, Inc., 8.25%, 05/01/25(b)	.	5,260	5,457,250
Service Corp. International:
5.38%, 05/15/24		716	729,425
5.13%, 06/01/29		4,971	5,348,796
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		12,645	12,818,869
Sotheby’s, 7.38%, 10/15/27(b)		32,117	30,350,565
			74,754,858

Diversified Financial Services — 1.4%
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	1,700	1,931,304
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(a)	EUR	115	126,399
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	4,100	5,080,026
Fairstone Financial, Inc., 7.88%, 07/15/24(b)	USD	7,510	7,359,800
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	4,930	5,224,736
8.50%, 11/01/22	GBP	600	698,852
HBOS Capital Funding LP, 6.85%(j)	USD	6,050	6,115,945
Motion Finco SARL, 7.00%, 05/15/25	EUR	1,252	1,447,062
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	USD	58,805	54,688,650
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(b)	EUR	20,132	23,543,934
4.50%, 05/15/26		5,809	6,793,498
6.25%, 05/15/26(b)	USD	36,538	38,730,280
8.25%, 11/15/26(b)		46,163	49,993,144
Verscend Escrow Corp., 9.75%, 08/15/26(b)		120,181	129,116,457

			330,850,087

Diversified Telecommunication Services — 6.4%
Altice France Holding SA:
8.00%, 05/15/27(b)	EUR	1,000	1,184,023
8.00%, 05/15/27		2,854	3,379,201
10.50%, 05/15/27(b)	USD	116,718	128,570,713
4.00%, 02/15/28	EUR	1,600	1,617,840
Altice France SA:
2.50%, 01/15/25		1,577	1,684,086
7.38%, 05/01/26(b)	USD	86,312	90,006,154
5.88%, 02/01/27	EUR	4,300	5,074,535
8.13%, 02/01/27(b)	USD	64,482	70,527,187
5.50%, 01/15/28(b)		25,331	25,584,310
CCO Holdings LLC(b):
4.00%, 03/01/23		13,302	13,335,255
5.75%, 02/15/26		5,794	5,992,966
5.50%, 05/01/26		6,220	6,439,628
5.13%, 05/01/27		41,403	42,835,544
5.00%, 02/01/28		22,257	22,980,352

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
5.38%, 06/01/29	USD	16,724	$17,643,820
4.75%, 03/01/30		18,094	18,513,600
4.50%, 08/15/30		56,888	58,025,760
4.50%, 05/01/32		91,549	92,693,363
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		8,467	9,100,247
Series Y, 7.50%, 04/01/24		12,487	13,720,965
5.13%, 12/15/26(b)		63,804	63,644,490
4.00%, 02/15/27(b)		43,106	41,866,703
Series P, 7.60%, 09/15/39		19,576	21,068,670
Series U, 7.65%, 03/15/42		28,236	30,283,110
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		32,499	33,148,980
8.00%, 10/15/25		2,750	2,870,312
Frontier Communications Corp., 8.00%, 04/01/27(b)(l)		105,849	107,345,705
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)(l)		4,260	4,320,407
Koninklijke KPN NV, (EUR Swap Annual 5 Year + 2.34%), 2.03%(a)(j)	EUR	2,400	2,534,616
Level 3 Financing, Inc.:
5.63%, 02/01/23	USD	7,215	7,220,050
5.38%, 05/01/25		5,354	5,467,773
5.25%, 03/15/26		4,170	4,284,675
4.63%, 09/15/27(b)		15,410	15,525,575
4.25%, 07/01/28(b)		53,595	53,533,366
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(h)		3,740	3,118,225
Qualitytech LP, 4.75%, 11/15/25(b)		11,541	11,777,706
Sable International Finance Ltd., 5.75%, 09/07/27(b)		5,600	5,700,128
Sprint Capital Corp.:
6.88%, 11/15/28		43,465	52,918,637
8.75%, 03/15/32		45,830	65,594,188
Telecom Italia Capital SA:
6.38%, 11/15/33		9,783	11,030,333
6.00%, 09/30/34		17,815	19,364,905
7.20%, 07/18/36		4,879	5,806,010
7.72%, 06/04/38		9,443	11,881,560
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	3,262	5,091,601
Telecom Italia SpA:
4.00%, 04/11/24		4,164	4,889,702
5.30%, 05/30/24(b)	USD	28,732	29,983,853
2.75%, 04/15/25	EUR	2,313	2,602,590
3.00%, 09/30/25		1,000	1,140,353
2.88%, 01/28/26		500	564,781
3.63%, 05/25/26		1,900	2,222,499
Telesat Canada, 4.88%, 06/01/27(b)	USD	21,378	20,950,440
Virgin Media Finance plc:
3.75%, 07/15/30	EUR	4,933	5,417,525
Virgin Media Secured Finance plc:
5.00%, 04/15/27	GBP	1,000	1,287,115
5.25%, 05/15/29		300	388,272
5.50%, 05/15/29(b)	USD	24,411	25,509,495
4.50%, 08/15/30(b)		24,044	24,074,055
Zayo Group Holdings, Inc.(b):
4.00%, 03/01/27		62,654	59,619,040
6.13%, 03/01/28		82,306	80,042,585

			1,472,999,579

Electric Utilities — 0.5%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	2,014	2,283,093
4.13%, 08/01/25		1,806	2,075,198
Drax Finco plc, 4.25%, 05/01/22	GBP	500	619,674

6

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Naturgy Finance BV(a)(j):
(EUR Swap Annual 8 Year + 3.35%), 4.13%	EUR	1,800	$2,072,857
(EUR Swap Annual 9 Year + 3.08%), 3.37%		2,500	2,815,772
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24	USD	10,804	10,925,545
4.25%, 09/15/24		5,361	5,392,952
4.50%, 09/15/27		101	105,578
NRG Energy, Inc.:
3.75%, 06/15/24(b)		7,805	8,276,374
6.63%, 01/15/27		5,532	5,774,025
5.75%, 01/15/28		35	36,925
4.45%, 06/15/29(b)		24,117	25,312,117
5.25%, 06/15/29(b)		9,775	10,263,750
PG&E Corp., 5.25%, 07/01/30		25,231	25,374,817
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		2,619	2,703,004
5.00%, 07/31/27		1,576	1,593,730
4.30%, 07/15/29		14,842	15,604,160

			121,229,571

Electrical Equipment — 0.1%
Sensata Technologies BV(b):
5.63%, 11/01/24		3,212	3,404,720
5.00%, 10/01/25		18,028	19,194,412

			22,599,132

Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc.:
4.13%, 10/15/26	EUR	3,120	3,487,653
3.88%, 03/15/28		900	980,816
CDW LLC:
5.50%, 12/01/24	USD	22,770	24,757,593
4.13%, 05/01/25		17,367	17,388,709
Itron, Inc., 5.00%, 01/15/26(b)		1,171	1,166,609
MTS Systems Corp., 5.75%, 08/15/27(b)		880	807,400
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		5,571	5,515,290

			54,104,070

Energy Equipment & Services — 0.5%
Archrock Partners LP(b):
6.88%, 04/01/27		8,195	7,719,690
6.25%, 04/01/28		25,310	23,032,100
ChampionX Corp., 6.38%, 05/01/26		11,427	10,618,768
Nabors Industries Ltd.(b):
7.25%, 01/15/26		4,333	2,664,795
7.50%, 01/15/28		2,774	1,706,010
Pioneer Energy Services Corp.(b):
(LIBOR USD 3 Month + 9.50%), 11.00%, 05/15/25(a)		17,758	14,027,725
5.00%, (5.00% Cash or 5.00% PIK), 11/15/25(h)(m)		12,112	6,545,883
Tervita Corp., 7.63%, 12/01/21(b)		20,090	15,770,650
Transocean, Inc.:
6.50%, 11/15/20		1,241	1,129,310
8.37%, 12/15/21(l)		549	384,300
5.80%, 10/15/22(l)		300	160,500
8.00%, 02/01/27(b)		16,181	8,929,889
USA Compression Partners LP:
6.88%, 04/01/26		20,285	19,600,381
6.88%, 09/01/27		13,748	13,198,080

			125,488,081

Entertainment — 1.1%
Banijay Entertainment SASU, 3.50%, 03/01/25	EUR	1,392	1,489,626
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24	USD	5,145	5,016,375
5.88%, 11/01/24		6,779	6,473,945

Security		Par (000)	Value
Entertainment (continued)
Live Nation Entertainment, Inc.:
2.50%, 03/15/23(m)	USD	14,109	$14,311,817
6.50%, 05/15/27(b)		64,138	66,062,140
Netflix, Inc.:
3.00%, 06/15/25	EUR	1,839	2,125,517
4.88%, 04/15/28	USD	12,199	13,044,025
5.88%, 11/15/28		53,331	60,730,676
6.38%, 05/15/29		4,457	5,170,120
3.88%, 11/15/29	EUR	1,430	1,685,602
5.38%, 11/15/29(b)	USD	27,580	30,205,616
3.63%, 06/15/30	EUR	6,167	7,119,162
4.88%, 06/15/30(b)	USD	23,135	24,812,287
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	2,679	3,269,756
WMG Acquisition Corp.(b):
5.50%, 04/15/26	USD	6,577	6,805,222
3.88%, 07/15/30		13,908	14,047,775

			262,369,661

Equity Real Estate Investment Trusts (REITs) — 3.3%
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		5,138	4,341,610
Diversified Healthcare Trust, 9.75%, 06/15/25		17,648	18,949,540
GLP Capital LP:
5.25%, 06/01/25		16,029	17,429,935
5.38%, 04/15/26		3,645	3,982,491
5.75%, 06/01/28		4,199	4,626,038
5.30%, 01/15/29		1,580	1,709,686
4.00%, 01/15/30		26,174	25,944,977
4.00%, 01/15/31		12,660	12,568,215
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	4,932	5,807,843
Iron Mountain, Inc.:
3.00%, 01/15/25	EUR	823	899,799
4.88%, 09/15/27(b)	USD	1,792	1,745,748
5.25%, 03/15/28(b)		8,371	8,329,145
4.88%, 09/15/29(b)		475	461,938
5.25%, 07/15/30(b)		29,015	28,579,775
5.63%, 07/15/32(b)		35,312	35,237,845
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		39,390	40,769,438
4.63%, 06/15/25(b)		29,217	28,570,720
4.50%, 09/01/26		24,910	24,668,373
5.75%, 02/01/27		4,476	4,587,900
4.50%, 01/15/28		25,313	24,047,350
MPT Operating Partnership LP:
5.25%, 08/01/26		4,582	4,753,825
5.00%, 10/15/27		51,489	52,904,948
4.63%, 08/01/29		29,377	29,523,885
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		36,223	32,238,470
SBA Communications Corp.:
4.88%, 09/01/24		28,194	28,863,608
3.88%, 02/15/27(b)		69,509	69,248,341
Service Properties Trust:
4.50%, 06/15/23		2,810	2,690,382
4.35%, 10/01/24		2,862	2,579,531
7.50%, 09/15/25		23,355	24,605,291
Uniti Group LP:
6.00%, 04/15/23(b)		7,934	7,735,650
8.25%, 10/15/23		9,045	8,547,525
7.88%, 02/15/25(b)		9,927	10,058,731
VICI Properties LP(b):
3.50%, 02/15/25		18,185	17,093,900
4.25%, 12/01/26		63,534	60,833,805
3.75%, 02/15/27		22,580	21,225,200
4.63%, 12/01/29		29,738	28,994,550

7

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.13%, 08/15/30	USD	66,623	$63,541,686

			758,697,694

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.:
6.63%, 06/15/24		2,158	2,211,950
5.75%, 03/15/25		1,898	1,939,528
4.63%, 01/15/27(b)		31,364	31,364,000
5.88%, 02/15/28(b)		19,068	19,673,791
4.88%, 02/15/30(b)		11,009	11,263,638
Casino Guichard Perrachon SA(l):
3.58%, 02/07/25	EUR	500	475,128
4.05%, 08/05/26		900	854,422
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		1,200	1,078,560
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(a)		3,000	3,231,197
Quatrim SASU, 5.88%, 01/15/24		600	688,930
Sysco Corp.:
5.95%, 04/01/30	USD	9,383	11,786,045
6.60%, 04/01/40		11,350	15,305,741
6.60%, 04/01/50		11,350	15,719,241
US Foods, Inc., 6.25%, 04/15/25(b)		8,772	8,925,510

			124,517,681

Food Products — 2.7%
Chobani LLC, 7.50%, 04/15/25(b)		41,911	40,444,115
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		3,825	3,931,258
JBS Investments II GmbH, 7.00%, 01/15/26(b)		1,800	1,889,100
JBS USA LUX SA(b):
5.88%, 07/15/24		23,791	24,118,126
5.75%, 06/15/25		23,955	24,164,606
6.75%, 02/15/28		6,468	6,819,698
6.50%, 04/15/29		45,353	48,130,871
5.50%, 01/15/30		20,952	21,475,800
Kraft Heinz Foods Co.:
3.88%, 05/15/27(b)		3,435	3,589,535
2.25%, 05/25/28	EUR	2,000	2,209,251
4.25%, 03/01/31(b)	USD	97,450	103,325,579
5.00%, 07/15/35		6,073	6,682,025
6.88%, 01/26/39		14,509	17,936,447
4.63%, 10/01/39(b)		6,926	6,954,801
6.50%, 02/09/40		8,755	10,538,015
5.00%, 06/04/42		3,696	3,894,128
5.20%, 07/15/45		11,149	12,090,752
4.38%, 06/01/46		28,143	27,667,171
4.88%, 10/01/49(b)		72,687	74,018,295
5.50%, 06/01/50(b)		85,804	91,463,573
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(b)		26,207	27,766,579
Post Holdings, Inc.(b):
5.00%, 08/15/26		16,207	16,267,777
5.75%, 03/01/27		280	289,100
5.63%, 01/15/28		4,943	5,116,005
5.50%, 12/15/29		52	53,774
4.63%, 04/15/30		19,519	19,105,197
Premier Foods Finance plc, 6.25%, 10/15/23	GBP	800	1,022,729
Simmons Foods, Inc., 7.75%, 01/15/24(b)	USD	13,292	13,866,214

			614,830,521

Gas Utilities — 0.2%
Ferrellgas LP, 10.00%, 04/15/25(b)		51,573	55,569,907

Health Care Equipment & Supplies — 0.8%
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30		14,065	14,786,772
Hologic, Inc.(b)
4.38%, 10/15/25		8,587	8,671,067
4.63%, 02/01/28		15,045	15,609,187

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc.(b):
7.38%, 06/01/25	USD	40,086	$40,787,505
7.25%, 02/01/28		70,967	72,136,536
Teleflex, Inc.:
4.88%, 06/01/26		2,653	2,732,590
4.63%, 11/15/27		1,930	2,040,415
4.25%, 06/01/28(b)		24,972	25,596,300

			182,360,372

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		12,553	12,556,766
5.63%, 02/15/23		4,501	4,502,575
5.50%, 07/01/28(b)		14,004	14,039,010
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		17,070	17,539,425
Centene Corp.:
5.25%, 04/01/25(b)		15,431	15,888,838
5.38%, 06/01/26(b)		16,017	16,604,183
5.38%, 08/15/26(b)		24,103	25,072,182
4.25%, 12/15/27		56,955	58,772,434
4.63%, 12/15/29		74,554	78,654,470
3.38%, 02/15/30		9,072	9,160,089
Community Health Systems, Inc.(b):
8.63%, 01/15/24		38,766	37,908,496
6.63%, 02/15/25		20,376	19,153,440
8.00%, 03/15/26		69,823	65,996,700
Encompass Health Corp.:
5.75%, 11/01/24		273	273,000
4.50%, 02/01/28		2,939	2,818,854
4.75%, 02/01/30		4,115	3,929,825
HCA, Inc.:
5.38%, 02/01/25		22,487	24,089,199
5.88%, 02/15/26		3,301	3,618,721
5.38%, 09/01/26		24,034	26,167,017
5.63%, 09/01/28		54,802	61,172,732
5.88%, 02/01/29		14,294	16,174,948
3.50%, 09/01/30		75,451	72,672,288
LifePoint Health, Inc.(b):
6.75%, 04/15/25		13,850	14,300,125
4.38%, 02/15/27		3,392	3,205,440
MEDNAX, Inc.(b):
5.25%, 12/01/23		10,568	10,515,160
6.25%, 01/15/27		6,940	6,940,000
Molina Healthcare, Inc.:
5.38%, 11/15/22(l)		12,838	13,094,760
4.88%, 06/15/25(b)		8,289	8,330,445
4.38%, 06/15/28(b)		14,500	14,481,875
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(h)		26,850	23,627,813
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/01/26(b)		2,000	2,060,000
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		36,990	33,383,851
10.00%, 04/15/27		16,772	16,772,000
Synlab Bondco plc, (EURIBOR 3 Month + 4.75%), 4.75%, 07/01/25(a)	EUR	3,429	3,844,777
Tenet Healthcare Corp.:
8.13%, 04/01/22	USD	65,032	68,283,600
4.63%, 07/15/24		8,506	8,334,094
4.63%, 09/01/24(b)		11,186	10,934,315
7.50%, 04/01/25(b)		10,079	10,721,536
4.88%, 01/01/26(b)		74,376	72,423,630
6.25%, 02/01/27(b)		9,671	9,598,467
5.13%, 11/01/27(b)		43,987	43,401,973
4.63%, 06/15/28(b)		9,494	9,249,055
Vizient, Inc., 6.25%, 05/15/27(b)		18,737	19,627,007

8

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
West Street Merger Sub, Inc., 6.38%, 09/01/25(b)	USD	27,076	$26,196,030

			1,016,091,145

Health Care Technology — 0.2%
IQVIA, Inc.:
3.25%, 03/15/25	EUR	8,000	9,050,413
5.00%, 10/15/26(b)	USD	19,194	19,744,868
5.00%, 05/15/27(b)		7,301	7,481,243
2.88%, 06/15/28	EUR	3,510	3,918,838

			40,195,362

Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC(b):
4.25%, 05/15/24	USD	10,511	10,529,605
5.75%, 04/15/25		15,028	15,779,400
5.00%, 10/15/25		71,364	70,943,666
3.88%, 01/15/28		19,508	18,926,076
4.38%, 01/15/28		28,223	27,663,902
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	3,140	3,337,882
Boyd Gaming Corp.:
8.63%, 06/01/25(b)	USD	14,283	14,925,735
6.38%, 04/01/26		3,814	3,623,300
Boyne USA, Inc., 7.25%, 05/01/25(b)		9,453	9,902,017
Burger King France SAS, 6.00%, 05/01/24	EUR	486	544,368
Carnival Corp., 11.50%, 04/01/23(b)	USD	30,352	32,931,920
Cedar Fair LP, 5.50%, 05/01/25(b)		39,464	39,661,320
Churchill Downs, Inc.(b):
5.50%, 04/01/27		30,257	29,615,552
4.75%, 01/15/28		22,020	21,249,300
Cirsa Finance International SARL:
7.88%, 12/20/23(b)		600	550,500
4.75%, 05/22/25	EUR	2,920	2,854,139
Codere Finance 2 Luxembourg SA(d)(k):
6.75%, 11/01/21		1,900	1,387,523
7.63%, 11/01/21(b)	USD	1,300	845,650
Colt Merger Sub, Inc.(b):
5.75%, 07/01/25		33,148	33,336,944
6.25%, 07/01/25		108,961	108,279,994
8.13%, 07/01/27		58,289	56,321,746
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	761	897,669
4.88%, 08/28/25		350	400,177
Eldorado Resorts, Inc., 6.00%, 09/15/26	USD	4,530	4,893,850
Explorer II A/S, 3.38%, 02/24/25	EUR	1,102	1,009,049
Golden Nugget, Inc., 6.75%, 10/15/24(b)	USD	52,678	37,862,312
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.27%, 03/15/36(a)	GBP	100	92,932
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	USD	6,432	6,240,326
5.38%, 05/01/25(b)		10,562	10,562,000
5.13%, 05/01/26		28,290	28,166,373
5.75%, 05/01/28(b)		11,868	11,986,680
4.88%, 01/15/30		49,652	48,907,220
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		966	944,468
4.88%, 04/01/27		4,937	4,819,746
International Game Technology plc:
3.50%, 07/15/24	EUR	2,100	2,282,671
5.25%, 01/15/29(b)	USD	14,045	13,717,752
IRB Holding Corp., 7.00%, 06/15/25(b)		12,038	12,407,567
KFC Holding Co.(b):
5.00%, 06/01/24		2,000	2,037,500
5.25%, 06/01/26		7,623	7,813,575

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.:
2.90%, 06/25/25	USD	2,276	$2,210,670
3.50%, 08/18/26		2,312	2,305,450
3.90%, 08/08/29		4,781	4,716,434
Marriott International, Inc., Series EE, 5.75%, 05/01/25		8,415	9,141,696
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		1,952	1,966,640
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		600	577,908
MGM Resorts International:
7.75%, 03/15/22		31,981	32,620,620
6.00%, 03/15/23		21,120	21,331,200
5.75%, 06/15/25		744	735,645
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	545	570,365
Royal Caribbean Cruises Ltd.(b):
10.88%, 06/01/23	USD	7,560	7,768,368
9.13%, 06/15/23		11,493	11,392,353
11.50%, 06/01/25		15,495	16,168,263
Sabre GLBL, Inc.(b):
5.25%, 11/15/23		2,409	2,216,280
9.25%, 04/15/25		29,659	31,253,171
Scientific Games International, Inc.:
8.63%, 07/01/25(b)		14,100	13,179,270
5.00%, 10/15/25(b)		14,356	13,254,321
3.38%, 02/15/26	EUR	8,200	8,475,684
8.25%, 03/15/26(b)	USD	27,663	24,810,253
7.00%, 05/15/28(b)		11,251	9,000,800
7.25%, 11/15/29(b)		4,781	3,824,800
Sisal Group SpA, 7.00%, 07/31/23	EUR	688	766,613
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	USD	57,554	59,496,447
Station Casinos LLC, 4.50%, 02/15/28(b)		10,413	8,812,001
Vail Resorts, Inc., 6.25%, 05/15/25(b)		12,406	12,979,777
Wagamama Finance plc, 4.13%, 07/01/22	GBP	2,800	3,083,813
William Hill plc, 4.75%, 05/01/26		3,400	4,242,431
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)	USD	7,671	6,631,580
Wynn Resorts Finance LLC(b):
7.75%, 04/15/25		14,393	14,496,629
5.13%, 10/01/29		27,757	24,807,819
Yum! Brands, Inc.:
7.75%, 04/01/25(b)		24,592	26,528,620
4.75%, 01/15/30(b)		16,414	16,660,210
5.35%, 11/01/43		718	689,280

			1,094,967,817

Household Durables — 1.1%
Ashton Woods USA LLC, 6.63%, 01/15/28(b)		3,575	3,512,437
Brookfield Residential Properties, Inc.(b):
6.25%, 09/15/27		6,121	5,853,574
4.88%, 02/15/30		27,482	22,963,959
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		16,749	17,413,935
Installed Building Products, Inc., 5.75%, 02/01/28(b)		6,390	6,390,000
K. Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		21,092	20,775,620
Lennar Corp.:
8.38%, 01/15/21		7,612	7,849,875
6.25%, 12/15/21		54	55,755
4.88%, 12/15/23		4,416	4,658,880
4.75%, 05/30/25		5,283	5,639,602
5.25%, 06/01/26		4,134	4,464,720
4.75%, 11/29/27		17,861	19,379,185
Mattamy Group Corp.(b):
5.25%, 12/15/27		7,685	7,646,575
4.63%, 03/01/30		14,421	13,844,160
MDC Holdings, Inc., 6.00%, 01/15/43		5,518	5,807,695
Meritage Homes Corp., 5.13%, 06/06/27		2,751	2,833,530

9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Household Durables (continued)
Newell Brands, Inc., 4.88%, 06/01/25	USD	9,423	$9,868,614
Picasso Finance Sub, Inc., 6.13%, 06/15/25(b)		30,540	31,227,150
PulteGroup, Inc.:
5.00%, 01/15/27		1,006	1,076,420
7.88%, 06/15/32		1,100	1,405,580
6.38%, 05/15/33		13,485	15,777,450
6.00%, 02/15/35		7,702	8,865,002
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		9,532	9,872,674
Tempur Sealy International, Inc., 5.50%, 06/15/26		218	220,180
Toll Brothers Finance Corp., 4.35%, 02/15/28		639	662,962
TRI Pointe Group, Inc.:
5.88%, 06/15/24		1,663	1,707,918
5.25%, 06/01/27		4,958	4,933,210
5.70%, 06/15/28		3,737	3,793,055
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		5,199	5,403,737
6.88%, 08/15/23		17,248	17,704,382

			261,607,836

Household Products — 0.2%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		5,333	5,514,109
7.75%, 01/15/27		2,628	2,802,157
4.75%, 06/15/28		14,118	13,849,334
Spectrum Brands, Inc.:
5.75%, 07/15/25		2,010	2,062,803
5.00%, 10/01/29(b)		3,870	3,821,625
5.50%, 07/15/30(b)		10,692	10,705,365

			38,755,393

Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.:
5.50%, 02/01/24		1,905	1,900,237
5.75%, 01/15/25		22,554	22,774,804
5.25%, 06/01/26(b)		13,100	13,227,201
4.50%, 02/15/28(b)		40,139	39,135,525
5.13%, 03/15/28(b)		84,111	82,428,780
Clearway Energy Operating LLC:
5.75%, 10/15/25		10,270	10,603,775
4.75%, 03/15/28(b)		12,597	12,848,184
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		5,916	5,945,580

			188,864,086

Industrial Conglomerates — 0.1%
General Electric Co.:
3.63%, 05/01/30		5,120	5,125,789
4.25%, 05/01/40		8,425	8,383,532
4.35%, 05/01/50		6,695	6,621,385

			20,130,706

Insurance — 1.1%
Achmea BV, (EURIBOR Swap Rate 5 Year + 4.78%), 4.62%(a)(j)	EUR	2,800	3,042,303
Acrisure LLC, 8.13%, 02/15/24(b)	USD	2,020	2,100,194
Aflac, Inc., 3.60%, 04/01/30		8,175	9,513,551
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		87,278	86,983,001
AmWINS Group, Inc., 7.75%, 07/01/26(b)		18,483	19,407,150
Ardonagh Midco 2 plc, 11.50%, 01/15/27(b)		5,972	6,001,860
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		14,831	15,490,980
Assicurazioni Generali SpA(a):
(EURIBOR 3 Month + 4.50%), 4.60%(j)	EUR	1,800	2,101,113
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48		900	1,127,432
ELM BV for Swiss Re Ltd., 3.25%, 06/13/24(m)	USD	1,000	1,020,940
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	1,984	2,476,812

Security		Par (000)	Value
Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	14,165	$14,581,026
HUB International Ltd., 7.00%, 05/01/26(b)		68,397	68,253,366
Legal & General Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.38%), 5.62%(a)(j)	GBP	1,925	2,356,048
NFP Corp.(b):
7.00%, 05/15/25	USD	5,646	5,928,300
8.00%, 07/15/25		8,670	8,474,925
Societa Cattolica di Assicurazioni SC, (EURIBOR 3 Month + 4.46%), 4.25%, 12/14/47(a)	EUR	600	658,973
Willis North America, Inc., 2.95%, 09/15/29	USD	1,190	1,259,684

			250,777,658

Interactive Media & Services — 0.2%(b)
Match Group, Inc.:
4.63%, 06/01/28		16,452	16,595,955
4.13%, 08/01/30		11,975	11,724,244
Rackspace Hosting, Inc., 8.63%, 11/15/24		16,507	16,589,535
Twitter, Inc., 3.88%, 12/15/27		4,852	4,852,485

			49,762,219

Internet & Direct Marketing Retail — 0.8%
Booking Holdings, Inc.:
4.50%, 04/13/27		9,538	10,955,011
4.63%, 04/13/30		102,236	120,671,196
Expedia Group, Inc., 6.25%, 05/01/25(b)		37,743	40,206,605
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		7,055	7,178,462
Very Group Funding plc (The), 7.75%, 11/15/22	GBP	1,000	1,130,679

			180,141,953

IT Services — 1.1%
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	1,247	1,397,642
9.75%, 09/01/26(b)	USD	78,156	78,644,475
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		14,080	14,291,200
Gartner, Inc.(b)
5.13%, 04/01/25		4,000	4,096,200
4.50%, 07/01/28		20,761	21,003,904
Northwest Fiber LLC, 10.75%, 06/01/28(b)		6,083	6,326,320
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		14,056	13,739,740
Science Applications International Corp., 4.88%, 04/01/28(b)		11,711	11,641,437
Tempo Acquisition LLC(b):
5.75%, 06/01/25		20,268	20,774,700
6.75%, 06/01/25		56,144	56,845,800
United Group BV:
4.88%, 07/01/24	EUR	1,796	1,997,466
(EURIBOR 3 Month + 3.25%), 3.25%, 02/15/26(a)		1,021	1,089,739
3.63%, 02/15/28		1,604	1,685,859
WEX, Inc., 4.75%, 02/01/23(b)	USD	7,640	7,585,450

			241,119,932

Leisure Products — 0.3%
Mattel, Inc.:
6.75%, 12/31/25(b)		38,511	39,955,162
5.88%, 12/15/27(b)		10,302	10,611,060
6.20%, 10/01/40		1,322	1,143,530
5.45%, 11/01/41		6,126	5,082,620

			56,792,372

Life Sciences Tools & Services — 0.7%
Avantor, Inc.:
4.75%, 10/01/24	EUR	1,237	1,429,587
6.00%, 10/01/24(b)	USD	76,685	80,135,825
9.00%, 10/01/25(b)		41,420	44,526,500

10

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(b):
5.50%, 04/01/26	USD	14,662	$15,248,480
4.25%, 05/01/28		10,990	10,984,395

			152,324,787

Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		13,691	14,118,844
Clark Equipment Co., 5.88%, 06/01/25(b)		17,196	17,582,910
Colfax Corp.(b):
6.00%, 02/15/24		14,566	15,021,187
6.38%, 02/15/26		15,344	16,034,480
EnPro Industries, Inc., 5.75%, 10/15/26		6,448	6,448,000
Grinding Media, Inc., 7.38%, 12/15/23(b)		12,995	12,930,025
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(b)(h)		13,775	13,258,437
IDEX Corp., 3.00%, 05/01/30		1,525	1,591,349
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		7,959	8,237,565
Navistar International Corp.(b):
9.50%, 05/01/25		4,413	4,728,750
6.63%, 11/01/25		15,062	14,271,245
Novafives SAS, 5.00%, 06/15/25	EUR	1,660	1,277,480
Platin 1426 GmbH, 5.38%, 06/15/23		723	750,118
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	27,788	27,926,940
SPX FLOW, Inc., 5.63%, 08/15/24(b)		3,322	3,396,745
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		7,007	7,322,315
Terex Corp., 5.63%, 02/01/25(b)		4,154	3,780,140
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		32,438	30,694,458
Vertical Holdco GmbH, 7.63%, 07/15/28(b)		7,478	7,478,000
Vertical Midco GmbH:
(EURIBOR 3 Month + 4.75%), 0.00%, 07/15/27(a)	EUR	2,757	3,082,002
4.38%, 07/15/27		2,069	2,324,522
Vertical US Newco, Inc., 5.25%, 07/15/27(b)	USD	27,211	27,211,000
Wabash National Corp., 5.50%, 10/01/25(b)		14,911	13,680,842

			253,147,354

Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	1,800	1,870,628

Media — 5.1%
Adelphia Commercial Bonds, Escrow, Series B, 10.50%, 12/31/49(d)(e)(k)	USD	800	—
Altice Financing SA:
2.25%, 01/15/25	EUR	2,351	2,469,661
7.50%, 05/15/26(b)	USD	64,833	67,912,567
3.00%, 01/15/28	EUR	1,649	1,699,808
5.00%, 01/15/28(b)	USD	18,472	18,349,346
Altice Finco SA, 7.63%, 02/15/25(b)		1,200	1,248,012
AMC Networks, Inc., 4.75%, 08/01/25		6,612	6,514,142
Block Communications, Inc., 4.88%, 03/01/28(b)		6,846	6,762,410
Century Communications Corp. Escrow, 0.00%, 03/15/13(d)(e)(k)		625	—
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24		27,306	25,329,046
5.13%, 08/15/27(b)		90,482	86,862,720
CSC Holdings LLC:
5.38%, 07/15/23(b)		2,174	2,204,871
5.25%, 06/01/24		15,856	16,688,440
7.75%, 07/15/25(b)		33,986	35,348,839
6.63%, 10/15/25(b)		2,034	2,112,818
10.88%, 10/15/25(b)		78,426	84,307,950
5.50%, 05/15/26(b)		13,031	13,374,627
5.38%, 02/01/28(b)		13,443	14,047,935
6.50%, 02/01/29(b)		14,034	15,349,687
5.75%, 01/15/30(b)		23,910	24,902,265
4.13%, 12/01/30(b)		46,460	46,053,475
4.63%, 12/01/30(b)		27,533	26,744,455

Security		Par (000)	Value
Media (continued)
Diamond Sports Group LLC, 5.38%, 08/15/26(b)	USD	15,649	$11,325,964
DISH DBS Corp.:
6.75%, 06/01/21		23,677	24,120,944
5.88%, 07/15/22		56,935	57,891,508
5.00%, 03/15/23		50,252	50,131,395
5.88%, 11/15/24		26,788	26,654,060
7.75%, 07/01/26		29,674	31,454,440
DISH Network Corp.(m):
2.38%, 03/15/24		17,298	15,479,055
3.38%, 08/15/26		24,335	22,354,488
Dolya Holdco 18 DAC, 5.00%, 07/15/28(b)		46,818	46,218,730
Entercom Media Corp., 6.50%, 05/01/27(b)		12,966	11,636,985
GCI LLC, 6.63%, 06/15/24(b)		10,042	10,508,551
Lamar Media Corp., 4.88%, 01/15/29(b)		4,626	4,649,130
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		30,697	31,310,940
Meredith Corp., 6.88%, 02/01/26		3,766	3,131,467
Midcontinent Communications, 5.38%, 08/15/27(b)		8,651	8,784,052
Outfront Media Capital LLC, 5.00%, 08/15/27(b)		14,418	12,976,200
Quebecor Media, Inc., 5.75%, 01/15/23		1,537	1,610,007
Radiate Holdco LLC(b):
6.88%, 02/15/23		6,295	6,373,687
6.63%, 02/15/25		8,584	8,542,883
SES SA(a)(j):
(EUR Swap Annual 5 Year + 4.66%), 4.62%	EUR	300	340,420
(EUR Swap Annual 5 Year + 5.40%), 5.62%		3,400	3,915,077
Sirius XM Radio, Inc.(b):
4.63%, 05/15/23	USD	1,578	1,586,679
4.63%, 07/15/24		3,230	3,310,750
5.38%, 04/15/25		1,248	1,281,696
5.38%, 07/15/26		4,435	4,580,202
5.00%, 08/01/27		33,213	33,946,011
5.50%, 07/01/29		18,027	18,975,581
4.13%, 07/01/30		30,770	30,430,299
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	1,982	1,904,198
Summer BC Holdco B SARL, 5.75%, 10/31/26		5,100	5,431,898
Summer BidCo BV(h):
9.00%, (9.00% Cash or 9.75% PIK), 11/15/25		1,899	1,969,014
9.00%, (9.00% Cash or 9.75% PIK), 11/15/25(i)		1,582	1,640,409
TEGNA, Inc.(b):
5.50%, 09/15/24	USD	2,361	2,384,610
4.63%, 03/15/28		446	410,320
Tele Columbus AG, 3.88%, 05/02/25	EUR	3,100	3,239,051
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	17,200	17,931,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		37,840	36,279,100
Univision Communications, Inc.(b):
5.13%, 02/15/25		9,403	8,856,498
6.63%, 06/01/27		35,503	33,905,365
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	1,554	1,698,915
Videotron Ltd., 5.13%, 04/15/27(b)	USD	869	901,700
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	1,527	1,901,566
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	2,962	3,251,414
Ziggo Bond Co. BV(b):
6.00%, 01/15/27	USD	3,625	3,679,375
5.13%, 02/28/30		12,536	12,438,219
Ziggo BV:
4.25%, 01/15/27	EUR	3,081	3,560,156
5.50%, 01/15/27(b)	USD	31,717	32,115,366
2.88%, 01/15/30	EUR	1,018	1,126,192

11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
4.88%, 01/15/30(b)	USD	4,994	$5,021,067

			1,161,449,708

Metals & Mining — 2.7%
Anglo American Capital plc, 5.63%, 04/01/30(b)		30,560	36,914,241
ArcelorMittal SA:
1.75%, 11/19/25	EUR	800	854,687
4.25%, 07/16/29	USD	1,154	1,161,493
Arconic Corp.(b):
6.00%, 05/15/25		24,808	25,645,270
6.13%, 02/15/28		9,216	9,213,696
Big River Steel LLC, 7.25%, 09/01/25(b)		20,906	19,965,230
Constellium SE(b):
5.75%, 05/15/24		29,151	29,151,000
6.63%, 03/01/25		29,356	29,686,842
5.88%, 02/15/26		35,733	35,828,407
5.63%, 06/15/28		16,862	16,524,760
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		2,833	2,833,000
3.88%, 03/15/23(b)		500	500,000
3.88%, 03/15/23		46,665	46,665,000
4.55%, 11/14/24		21,912	22,268,070
4.25%, 03/01/30		15,537	15,070,890
5.45%, 03/15/43		144,481	141,591,380
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		1,771	1,808,669
Kaiser Aluminum Corp.(b):
6.50%, 05/01/25		6,715	6,941,631
4.63%, 03/01/28		11,078	10,594,113
New Gold, Inc.(b):
6.38%, 05/15/25		12,300	12,423,000
7.50%, 07/15/27		21,273	21,947,141
Novelis Corp.(b):
5.88%, 09/30/26		41,601	41,548,999
4.75%, 01/30/30		40,086	38,282,130
thyssenkrupp AG:
1.88%, 03/06/23	EUR	1,147	1,235,776
2.88%, 02/22/24		9,272	10,021,451
2.50%, 02/25/25		200	211,218
United States Steel Corp., 12.00%, 06/01/25(b)	USD	31,065	31,841,625

			610,729,719

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21		3,256	3,158,320

Multiline Retail — 0.4%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	1,270	1,565,789
Macy’s, Inc., 8.38%, 06/15/25(b)	USD	41,627	41,439,262
Marks & Spencer plc, 3.25%, 07/10/27(l)	GBP	3,400	4,118,360
Nordstrom, Inc., 8.75%, 05/15/25(b)	USD	48,699	52,407,104

			99,530,515

Oil, Gas & Consumable Fuels — 9.2%
Apache Corp.:
3.25%, 04/15/22		471	455,766
5.25%, 02/01/42		2,180	1,779,136
4.75%, 04/15/43		19,226	15,478,608
4.25%, 01/15/44		11,832	8,996,174
5.35%, 07/01/49		5,923	4,726,176
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		25,052	21,356,830
Baytex Energy Corp., 8.75%, 04/01/27(b)		15,350	8,135,500
BP Capital Markets plc(a)(j):
(EUR Swap Annual 5 Year + 3.88%), 3.25%	EUR	3,800	4,286,941
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 4.25%	GBP	1,475	1,841,380

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
(EUR Swap Annual 5 Year + 4.12%), 3.62%	EUR	3,650	$4,118,343
Buckeye Partners LP:
4.13%, 03/01/25(b)	USD	1,622	1,555,936
3.95%, 12/01/26		2,631	2,479,191
4.50%, 03/01/28(b)		6,121	5,723,135
5.85%, 11/15/43		6,841	5,936,620
5.60%, 10/15/44		8,956	7,164,800
Callon Petroleum Co.:
6.25%, 04/15/23		22,909	8,677,242
6.13%, 10/01/24		11,650	4,371,662
8.25%, 07/15/25		15,782	5,523,700
6.38%, 07/01/26		12,657	4,176,810
Cenovus Energy, Inc.:
3.00%, 08/15/22		5,595	5,440,828
3.80%, 09/15/23		3,180	2,990,292
5.40%, 06/15/47		2,330	2,000,249
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		9,314	4,936,420
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		38,025	41,784,573
Cheniere Energy Partners LP:
5.25%, 10/01/25		868	865,136
5.63%, 10/01/26		5,046	5,020,770
4.50%, 10/01/29(b)		21,727	21,048,031
CITGO Petroleum Corp., 7.00%, 06/15/25(b)		18,761	18,784,451
CNX Resources Corp.:
5.88%, 04/15/22		16,365	16,149,800
7.25%, 03/14/27(b)		9,413	8,659,960
Comstock Resources, Inc.:
7.50%, 05/15/25(b)		23,993	21,743,656
9.75%, 08/15/26		26,595	24,823,260
Continental Resources, Inc.:
5.00%, 09/15/22		24,639	24,207,818
4.50%, 04/15/23		11,687	11,186,796
4.90%, 06/01/44		16,264	12,950,210
Crestwood Midstream Partners LP:
6.25%, 04/01/23(l)		7,097	6,316,330
5.63%, 05/01/27(b)		14,855	12,384,465
CrownRock LP, 5.63%, 10/15/25(b)		58,305	52,255,856
CVR Energy, Inc.(b):
5.25%, 02/15/25		12,037	11,074,040
5.75%, 02/15/28		4,096	3,584,000
DCP Midstream Operating LP:
5.38%, 07/15/25		12,978	12,880,665
5.63%, 07/15/27		13,961	14,048,256
5.13%, 05/15/29		9,524	9,137,135
6.45%, 11/03/36(b)		14,865	13,378,500
6.75%, 09/15/37(b)		13,525	12,135,848
Diamondback Energy, Inc.:
4.75%, 05/31/25		8,675	9,282,484
3.50%, 12/01/29		19,697	19,077,923
Endeavor Energy Resources LP(b):
6.63%, 07/15/25		13,724	13,831,322
5.50%, 01/30/26		33,895	32,454,462
5.75%, 01/30/28		29,276	28,104,960
Energy Transfer Operating LP:
4.95%, 06/15/28		4,300	4,617,746
5.25%, 04/15/29		4,400	4,821,290
3.75%, 05/15/30		6,590	6,545,538
4.90%, 03/15/35		2,060	2,070,202
6.50%, 02/01/42		16,965	18,377,105
6.00%, 06/15/48		8,533	8,850,236
6.25%, 04/15/49		1,643	1,741,764
5.00%, 05/15/50		25,437	24,159,136
EnLink Midstream LLC, 5.38%, 06/01/29		502	376,500

12

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP:
4.40%, 04/01/24	USD	15,993	$13,282,187
4.15%, 06/01/25		377	290,290
4.85%, 07/15/26		1,948	1,442,104
5.60%, 04/01/44		7,271	4,435,310
5.05%, 04/01/45		1,306	813,377
EOG Resources, Inc.:
4.38%, 04/15/30		2,660	3,173,483
4.95%, 04/15/50		1,515	1,932,490
EQM Midstream Partners LP:
4.00%, 08/01/24		5,000	4,736,450
6.00%, 07/01/25(b)		22,305	22,593,181
4.13%, 12/01/26		1,685	1,544,926
6.50%, 07/01/27(b)		21,783	22,310,584
5.50%, 07/15/28		11,000	10,477,500
EQT Corp.:
6.13%, 02/01/25(l)		3,000	2,989,560
3.90%, 10/01/27		21,853	17,750,973
7.00%, 02/01/30(l)		14,821	15,266,075
Extraction Oil & Gas, Inc.(b)(d)(k):
7.38%, 05/15/24		25,017	4,815,772
5.63%, 02/01/26		22,123	4,258,678
Exxon Mobil Corp.:
2.61%, 10/15/30		11,301	12,098,183
3.45%, 04/15/51		6,630	7,342,263
Genesis Energy LP:
6.00%, 05/15/23		8,289	7,460,100
5.63%, 06/15/24		11,166	9,714,420
6.50%, 10/01/25		355	303,525
7.75%, 02/01/28		2,513	2,236,570
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		23,178	13,906,800
Hess Corp., 5.80%, 04/01/47		2,147	2,333,502
Hess Midstream Operations LP(b):
5.63%, 02/15/26		10,696	10,583,585
5.13%, 06/15/28		3,833	3,688,956
Holly Energy Partners LP, 5.00%, 02/01/28(b)		11,011	10,487,977
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		30,882	28,720,260
Ithaca Energy North Sea plc, 9.38%, 07/15/24(b)		2,068	1,659,570
Jagged Peak Energy LLC, 5.88%, 05/01/26		2,000	1,940,000
Kinder Morgan Energy Partners LP:
4.70%, 11/01/42		19,570	21,138,970
5.00%, 03/01/43		7,000	7,779,797
Kinder Morgan, Inc.:
5.55%, 06/01/45		6,120	7,470,665
5.20%, 03/01/48		3,014	3,630,396
Matador Resources Co., 5.88%, 09/15/26		31,616	23,395,840
MEG Energy Corp.(b):
7.00%, 03/31/24		23,271	19,954,882
6.50%, 01/15/25		25,771	24,047,436
7.13%, 02/01/27		11,606	9,647,487
MPLX LP:
5.20%, 03/01/47		6,671	7,015,090
4.70%, 04/15/48		6,700	6,752,917
5.50%, 02/15/49		12,223	13,545,846
Murphy Oil Corp.:
5.75%, 08/15/25		6,527	5,841,665
6.37%, 12/01/42(l)		1,714	1,329,893
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		2,826	2,458,620
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		12,239	14,937,663
NuStar Logistics LP, 6.00%, 06/01/26		6,462	6,268,140
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		31,332	31,457,328
4.85%, 03/15/21		3,116	3,092,630

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
2.60%, 08/13/21	USD	45,202	$44,175,463
2.70%, 08/15/22		27,729	25,814,313
2.70%, 02/15/23		5,000	4,556,250
2.90%, 08/15/24		17,550	14,996,124
3.40%, 04/15/26		5,000	4,062,500
3.20%, 08/15/26		2,925	2,376,562
3.00%, 02/15/27		1,532	1,187,606
7.20%, 03/15/29		5,695	5,068,550
3.50%, 08/15/29		11,057	8,089,301
4.30%, 08/15/39		27,765	19,149,798
6.20%, 03/15/40		37,522	31,424,675
4.50%, 07/15/44		16,520	11,398,800
4.63%, 06/15/45		39,559	27,691,300
6.60%, 03/15/46		3,328	2,896,924
4.40%, 04/15/46		34,128	23,804,963
4.10%, 02/15/47		4,297	2,895,104
4.20%, 03/15/48		23,711	16,057,089
4.40%, 08/15/49		14,073	9,710,370
Parkland Corp., 5.88%, 07/15/27(b)		11,300	11,723,750
Parsley Energy LLC(b):
5.38%, 01/15/25		10,784	10,490,675
5.25%, 08/15/25		6,084	5,842,770
5.63%, 10/15/27		1,691	1,665,635
4.13%, 02/15/28		22,804	20,637,620
PBF Holding Co. LLC, 9.25%, 05/15/25(b)		42,098	44,939,615
PDC Energy, Inc.:
1.13%, 09/15/21(m)		10,294	9,429,117
6.13%, 09/15/24		9,909	9,215,370
6.25%, 12/01/25		2,220	1,870,350
5.75%, 05/15/26		12,166	11,071,060
Plains All American Pipeline LP:
3.55%, 12/15/29		13,064	12,727,668
3.80%, 09/15/30		12,255	12,007,169
6.65%, 01/15/37		8,186	8,886,344
5.15%, 06/01/42		3,791	3,670,191
4.30%, 01/31/43		3,350	2,915,043
4.90%, 02/15/45		6,605	6,132,817
QEP Resources, Inc.:
6.88%, 03/01/21		8,213	7,843,415
5.38%, 10/01/22		19,076	14,497,760
5.25%, 05/01/23		9,333	6,159,780
5.63%, 03/01/26		11,441	7,265,035
Range Resources Corp.:
5.88%, 07/01/22		1,521	1,399,320
5.00%, 08/15/22		24,638	22,420,580
5.00%, 03/15/23		19,928	17,138,080
Repsol International Finance BV(a)(j):
(EUR Swap Annual 5 Year + 4.00%), 3.75%	EUR	1,250	1,397,353
(EUR Swap Annual 5 Year + 4.41%), 4.25%		825	936,672
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(b)	USD	44,740	49,670,537
SM Energy Co., 10.00%, 01/15/25(b)		41,846	39,727,755
Southwestern Energy Co.:
4.10%, 03/15/22		18,800	17,946,480
6.20%, 01/23/25(l)		6,486	5,553,638
7.50%, 04/01/26		4,058	3,551,967
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27		15,655	16,037,436
5.30%, 04/01/44		9,500	9,098,639
5.40%, 10/01/47		6,817	6,820,499
Sunoco LP:
4.88%, 01/15/23		4,626	4,556,610
5.50%, 02/15/26		1,578	1,530,660
6.00%, 04/15/27		637	630,630

13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP, 5.50%, 09/15/24(b)	USD	4,987	$4,503,610
Targa Resources Partners LP:
4.25%, 11/15/23		6,631	6,332,605
5.13%, 02/01/25		4,963	4,776,888
5.88%, 04/15/26		12,267	12,144,330
5.38%, 02/01/27		1,247	1,203,355
6.50%, 07/15/27		11,294	11,322,235
5.00%, 01/15/28		18,122	17,041,566
6.88%, 01/15/29		15,392	16,123,120
5.50%, 03/01/30(b)		20,494	19,789,416
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		13,671	13,841,887
5.00%, 01/31/28		1,131	1,179,068
4.75%, 01/15/30		18,866	19,148,990
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/50(b)		2,395	2,551,887
UGI International LLC, 3.25%, 11/01/25	EUR	1,700	1,871,751
Viper Energy Partners LP, 5.38%, 11/01/27(b)	USD	4,881	4,787,871
Western Midstream Operating LP:
4.00%, 07/01/22		2,523	2,514,926
3.10%, 02/01/25(l)		4,568	4,328,180
3.95%, 06/01/25		11,043	10,344,199
4.65%, 07/01/26		7,758	7,430,612
4.75%, 08/15/28		3,963	3,794,573
4.05%, 02/01/30(l)		8,526	8,207,042
5.45%, 04/01/44		22,222	18,506,482
5.30%, 03/01/48		28,614	23,213,108
5.50%, 08/15/48		3,840	3,110,400
5.25%, 02/01/50(l)		27,548	23,837,284
Williams Cos., Inc. (The):
5.80%, 11/15/43		19,570	22,427,078
5.10%, 09/15/45		5,485	6,019,686
WPX Energy, Inc.:
8.25%, 08/01/23		8,856	9,830,160
5.75%, 06/01/26		7,872	7,635,840
5.25%, 10/15/27		8,464	7,906,963
5.88%, 06/15/28		13,990	13,443,690
4.50%, 01/15/30		26,314	23,156,320

			2,110,324,733

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(b)		9,325	9,793,208
Smurfit Kappa Acquisitions ULC, 2.38%, 02/01/24	EUR	700	803,905
WEPA Hygieneprodukte GmbH, (EURIBOR 3 Month + 2.88%), 2.88%, 12/15/26(a)		837	916,014

			11,513,127

Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23		2,900	2,891,243
4.75%, 04/15/26		1,700	1,671,206
Edgewell Personal Care Co., 5.50%, 06/01/28(b)	USD	11,708	12,029,970

			16,592,419

Pharmaceuticals — 2.1%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		9,296	10,085,231
8.50%, 01/31/27		51,733	54,901,646
Bausch Health Cos., Inc.:
5.50%, 03/01/23(b)		1,847	1,847,000
4.50%, 05/15/23	EUR	22,371	24,846,036
5.88%, 05/15/23(b)	USD	982	979,545
6.13%, 04/15/25(b)		33,644	34,124,100
5.50%, 11/01/25(b)		16,833	17,253,825
9.00%, 12/15/25(b)		31,638	34,080,770

Security	Par (000)		Value
Pharmaceuticals (continued)
5.75%, 08/15/27(b)	USD	19,173	$20,323,380
7.00%, 01/15/28(b)		24,811	25,555,330
5.00%, 01/30/28(b)		4,201	3,955,200
6.25%, 02/15/29(b)		44,563	44,785,815
7.25%, 05/30/29(b)		21,116	22,171,800
5.25%, 01/30/30(b)		3,440	3,263,700
Bayer AG, (EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74(a)	EUR	1,500	1,741,672
Catalent Pharma Solutions, Inc.:
4.88%, 01/15/26(b)	USD	18,224	18,501,005
5.00%, 07/15/27(b)		15,139	15,716,250
2.38%, 03/01/28	EUR	6,615	7,023,195
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		2,430	2,644,653
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.87%, 06/30/26(a)		810	897,926
Elanco Animal Health, Inc., 5.65%, 08/28/28(l)	USD	5,904	6,546,355
Endo Dac(b):
9.50%, 07/31/27		13,660	14,448,182
6.00%, 06/30/28		8,414	5,427,030
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	2,300	2,530,922
7.25%, 09/30/25		2,899	3,314,220
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24		5,731	6,300,076
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	76,473	78,476,592
Rossini SARL, 6.75%, 10/30/25	EUR	1,952	2,335,095
Teva Pharmaceutical Finance Netherlands II BV:
6.00%, 01/31/25		2,684	3,179,441
4.50%, 03/01/25		1,600	1,788,050
1.88%, 03/31/27		600	567,719
1.63%, 10/15/28		500	456,246
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	10,000	8,900,000

			478,968,007

Professional Services — 0.7%
ASGN, Inc., 4.63%, 05/15/28(b)		5,000	4,883,100
Dun & Bradstreet Corp. (The)(b):
6.88%, 08/15/26		37,141	39,148,843
10.25%, 02/15/27		37,674	41,818,140
Intertrust Group BV, 3.38%, 11/15/25	EUR	4,373	4,881,032
Jaguar Holding Co. II/PPD Development LP(b):
4.63%, 06/15/25	USD	33,213	33,800,870
5.00%, 06/15/28		34,088	34,897,590

			159,429,575

Real Estate Management & Development — 0.3%
ADLER Real Estate AG:
1.50%, 04/17/22	EUR	1,400	1,527,648
1.88%, 04/27/23		100	108,575
2.13%, 02/06/24		500	540,045
3.00%, 04/27/26		1,700	1,890,073
Citycon OYJ, (EUR Swap Annual 5 Year + 4.71%), 4.50%(a)(j)		1,700	1,628,729
Consus Real Estate AG, 9.63%, 05/15/24		2,441	2,975,573
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(b)	USD	28,559	29,772,757
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	1,600	1,704,268
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	8,725	8,245,125
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		1,897	1,906,864
Heimstaden Bostad AB, (EUR Swap Annual 5 Year + 3.67%), 3.25%(a)(j)	EUR	925	990,187
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)	USD	3,747	3,486,958

14

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Real Estate Management & Development (continued)
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	1,163	$1,296,165
Realogy Group LLC, 7.63%, 06/15/25(b)	USD	8,964	8,965,793
Summit Properties Ltd., 2.00%, 01/31/25	EUR	1,440	1,475,561
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(a)(j)		2,100	2,229,586
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32(l)	GBP	3,266	4,208,012

			72,951,919

Road & Rail — 0.5%
Ashtead Capital, Inc.(b):
5.25%, 08/01/26	USD	1,100	1,156,375
4.00%, 05/01/28		6,915	6,880,425
4.25%, 11/01/29		5,921	5,921,000
Kapla Holding SAS:
(EURIBOR 3 Month + 3.25%), 3.25%, 12/15/26(a)	EUR	720	724,032
3.38%, 12/15/26		1,194	1,187,191
Loxam SAS:
3.50%, 05/03/23		2,100	2,241,383
4.25%, 04/15/24		1,100	1,168,496
3.25%, 01/14/25		1,631	1,668,426
3.75%, 07/15/26		1,202	1,238,765
Rubis Terminal Infra SAS, 5.63%, 05/15/25		2,143	2,488,317
Uber Technologies, Inc.(b):
7.50%, 11/01/23	USD	13,698	13,834,980
7.50%, 05/15/25		45,743	46,086,072
8.00%, 11/01/26		11,699	11,903,733
7.50%, 09/15/27		26,420	26,486,050

			122,985,245

Semiconductors & Semiconductor Equipment — 1.4%
ams AG, 6.00%, 07/31/25	EUR	4,741	5,273,248
Broadcom, Inc.(b):
5.00%, 04/15/30	USD	82,029	94,281,902
4.15%, 11/15/30		33,585	36,496,206
4.30%, 11/15/32		60,290	66,148,893
Entegris, Inc.(b):
4.63%, 02/10/26		7,360	7,470,400
4.38%, 04/15/28		13,192	13,422,860
Infineon Technologies AG, (EUR Swap Annual 5 Year + 3.39%), 2.88%(a)(j)	EUR	2,000	2,187,248
Microchip Technology, Inc., 4.25%, 09/01/25(b)	USD	63,611	64,015,776
NXP BV, 3.40%, 05/01/30(b)		4,530	4,874,046
Qorvo, Inc.:
5.50%, 07/15/26		157	163,280
4.38%, 10/15/29(b)		14,351	14,696,572
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		5,060	5,249,750

			314,280,181

Software — 4.2%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		36,463	37,985,330
Ascend Learning LLC(b):
6.88%, 08/01/25		11,684	11,770,169
6.88%, 08/01/25		28,640	28,783,200
Boxer Parent Co., Inc.:
6.50%, 10/02/25	EUR	2,821	3,261,306
7.13%, 10/02/25(b)	USD	29,216	30,632,976
9.13%, 03/01/26(b)		38,591	39,941,685
Camelot Finance SA, 4.50%, 11/01/26(b)		32,908	32,908,000
Castle US Holding Corp., 9.50%, 02/15/28(b)		16,748	15,491,900
CDK Global, Inc.:
4.88%, 06/01/27		28,777	29,523,763
5.25%, 05/15/29(b)		2,926	3,038,417

Security	Par (000)		Value
Software (continued)
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)	USD	63,141	$62,351,738
Fair Isaac Corp., 4.00%, 06/15/28(b)		5,403	5,416,508
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		61,074	63,516,960
Nuance Communications, Inc., 5.63%, 12/15/26		6,349	6,602,960
Open Text Corp., 3.88%, 02/15/28(b)		30,063	28,944,957
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		20,368	20,011,560
Oracle Corp.:
3.60%, 04/01/50		99,537	110,772,698
3.85%, 04/01/60		104,862	122,738,139
PTC, Inc.(b):
3.63%, 02/15/25		15,651	15,533,618
4.00%, 02/15/28		7,643	7,567,487
RP Crown Parent LLC, 7.38%, 10/15/24(b)		33,509	33,425,228
Solera LLC, 10.50%, 03/01/24(b)		123,194	125,349,895
Sophia LP, 9.00%, 09/30/23(b)		16,779	16,946,790
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		79,988	81,159,024
Veritas US, Inc., 7.50%, 02/01/23(b)		11,220	11,051,700
VMware, Inc., 4.70%, 05/15/30		13,145	14,498,012

			959,224,020

Specialty Retail — 1.0%
Asbury Automotive Group, Inc.(b):
4.50%, 03/01/28		4,175	4,049,750
4.75%, 03/01/30		1,619	1,578,525
AutoNation, Inc., 4.75%, 06/01/30		9,400	10,185,542
Douglas GmbH, 6.25%, 07/15/22	EUR	1,300	1,225,171
Dufry One BV:
2.50%, 10/15/24		1,000	937,774
2.00%, 02/15/27		2,943	2,561,118
eG Global Finance plc:
4.38%, 02/07/25		817	843,575
6.75%, 02/07/25(b)	USD	12,810	12,505,763
6.25%, 10/30/25	EUR	6,309	6,875,517
8.50%, 10/30/25(b)	USD	12,676	12,992,900
Gap, Inc. (The), 8.88%, 05/15/27(b)		10,060	10,763,395
Group 1 Automotive, Inc., 5.00%, 06/01/22(l)		5,548	5,513,436
Kirk Beauty One GmbH, 8.75%, 07/15/23	EUR	367	200,802
L Brands, Inc.:
6.88%, 07/01/25(b)	USD	26,552	27,414,940
9.38%, 07/01/25(b)		564	564,677
6.88%, 11/01/35		19,575	16,284,442
6.75%, 07/01/36		3,311	2,715,020
Murphy Oil USA, Inc., 4.75%, 09/15/29		6,154	6,292,465
Penske Automotive Group, Inc., 5.50%, 05/15/26		2,732	2,725,170
PetSmart, Inc.(b):
7.13%, 03/15/23		22,628	22,308,493
5.88%, 06/01/25		22,637	22,679,444
SRS Distribution, Inc., 8.25%, 07/01/26(b)		26,477	26,874,155
Staples, Inc., 7.50%, 04/15/26(b)		26,814	21,069,101
Tendam Brands SAU:
5.00%, 09/15/24	EUR	790	766,831
(EURIBOR 3 Month + 5.25%), 5.25%, 09/15/24(a)		790	763,306

			220,691,312

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, 7.13%, 06/15/24(b)	USD	1,181	1,223,442
NCR Corp.(b):
8.13%, 04/15/25		5,816	6,164,960
5.75%, 09/01/27		4,998	4,998,000
6.13%, 09/01/29		11,381	11,352,548
NetApp, Inc., 2.70%, 06/22/30		13,795	13,791,841
Seagate HDD Cayman, 4.13%, 01/15/31(b)		5,100	5,358,958

15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 4.75%, 02/15/26	USD	12,490	$12,907,791
Xerox Corp., 4.80%, 03/01/35		11,712	10,918,980

			66,716,520

Textiles, Apparel & Luxury Goods — 0.2%
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(m)	EUR	2,700	1,619,650
Hanesbrands, Inc., 5.38%, 05/15/25(b)	USD	7,966	8,055,617
Levi Strauss & Co.:
5.00%, 05/01/25(b)		13,842	13,894,046
5.00%, 05/01/25		3,435	3,447,916
William Carter Co. (The)(b):
5.50%, 05/15/25		4,554	4,696,312
5.63%, 03/15/27		5,526	5,691,780
Wolverine World Wide, Inc., 6.38%, 05/15/25(b)		4,722	4,946,295

			42,351,616

Thrifts & Mortgage Finance — 0.2%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	700	759,164
Ladder Capital Finance Holdings LLLP, 4.25%, 02/01/27(b)	USD	19,966	15,972,800
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		8,457	8,678,574
6.00%, 01/15/27		9,048	8,595,600

			34,006,138

Trading Companies & Distributors — 1.0%
HD Supply, Inc., 5.38%, 10/15/26(b)		85,285	87,097,306
Herc Holdings, Inc., 5.50%, 07/15/27(b)		20,055	20,098,118
United Rentals North America, Inc.:
4.63%, 10/15/25		4,491	4,513,455
5.88%, 09/15/26		3,504	3,672,192
6.50%, 12/15/26		3,113	3,268,650
3.88%, 11/15/27		4,010	3,999,975
4.88%, 01/15/28		1,500	1,537,500
5.25%, 01/15/30		2,941	3,036,583
4.00%, 07/15/30		11,234	10,865,862
WESCO Distribution, Inc.(b):
7.13%, 06/15/25		42,265	44,510,539
7.25%, 06/15/28		41,873	44,280,698

			226,880,878

Transportation Infrastructure — 0.0%
Atlantia SpA:
1.63%, 02/03/25	EUR	1,500	1,584,088
1.88%, 07/13/27		500	523,967
Autostrade per l’Italia SpA:
6.25%, 06/09/22	GBP	600	746,263
5.88%, 06/09/24	EUR	3,600	4,438,608
4.38%, 09/16/25		500	606,780

			7,899,706

Wireless Telecommunication Services — 1.6%
Altice France Holding SA, 6.00%, 02/15/28(b)	USD	32,156	30,367,483
Connect Finco SARL, 6.75%, 10/01/26(b)		120,625	114,292,188
Hughes Satellite Systems Corp., 5.25%, 08/01/26		3,334	3,448,023
Matterhorn Telecom SA:
2.63%, 09/15/24	EUR	300	328,540
4.00%, 11/15/27		3,200	3,611,522
SoftBank Group Corp.:
4.00%, 04/20/23		4,341	4,916,130
(USD Swap Rate 5 Year + 4.23%), 6.00%(a)(j)	USD	2,000	1,822,000
4.75%, 09/19/24		2,100	2,099,920
4.50%, 04/20/25	EUR	1,400	1,604,358
4.75%, 07/30/25		1,409	1,629,796
3.13%, 09/19/25		2,000	2,134,286

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
5.00%, 04/15/28	EUR	2,896	$3,367,534
4.00%, 09/19/29		2,900	3,192,987
Sprint Corp.:
7.88%, 09/15/23	USD	31,776	35,787,720
7.13%, 06/15/24		23,813	26,888,211
7.63%, 02/15/25		13,186	15,213,347
7.63%, 03/01/26		35,073	41,399,117
Telefonica Europe BV(a)(j):
(EUR Swap Annual 10 Year + 4.30%), 5.87%	EUR	100	121,066
(EUR Swap Annual 10 Year + 4.30%), 5.87%		4,600	5,569,041
(EUR Swap Annual 6 Year + 4.11%), 4.37%		4,000	4,628,820
(EUR Swap Annual 8 Year + 2.97%), 3.88%		3,500	3,923,175
T-Mobile USA, Inc.:
6.00%, 04/15/24	USD	1,489	1,521,311
6.38%, 03/01/25		3,418	3,511,995
5.13%, 04/15/25		866	885,485
6.50%, 01/15/26		3,360	3,511,569
4.50%, 02/01/26		11,809	11,950,236
4.75%, 02/01/28		17,507	18,494,395
Vodafone Group plc(a):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	2,100	2,552,722
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78	USD	4,000	4,286,880
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79	EUR	5,400	6,066,900
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	USD	14,343	14,637,032

			373,763,789

Total Corporate Bonds — 84.3% (Cost: $19,128,699,443)			19,330,778,694

Floating Rate Loan Interests — 7.2%

Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.00%, 11/28/21(i)		10,248	9,325,308

Airlines — 0.0%
JetBlue Airways Corp., Term Loan, 06/12/24(i)(n)		4,401	4,301,978

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 3.68%, 04/30/26(i)		14,129	13,422,341

Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 4.43%, 12/12/25(i)		4,076	3,885,315

Building Products — 0.0%
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 4.75%, 05/05/24(i) .		3,563	3,521,830

Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 3.19%, 06/03/26(i)		5,628	5,306,393

Chemicals — 0.5%(i)
Alpha 3 BV, Term Loan, 01/31/24(n)		57,701	55,435,815
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.25%, 08/27/26		20,196	19,775,692
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.53%, 03/30/26		2,582	2,044,067

16

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
McDermott International, Inc., Term Loan, 06/16/27(n)	USD	20,532	$20,193,222
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 05/15/24		6,019	5,620,518
Nouryon Finance BV, Term Loan, 10/01/25(n)		2,500	2,339,575

			105,408,889

Commercial Services & Supplies — 0.5%(i)
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 11/10/23		2,099	2,071,342
Allied Universal Holdco LLC Cov Lite, Term Loan B, (LIBOR USD 1 Month + 4.25%), 4.43%, 07/10/26		1,995	1,934,719
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.25% - 5.64%, 06/21/24		86,860	79,259,541
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 3.76%, 11/01/24		5,352	5,118,035
Diamond (BC) BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 3.76%, 09/06/24		11,001	10,084,440
GFL Environmental, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.00%, 05/30/25		8,737	8,476,476
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.50%, 09/19/26		2,814	2,662,350
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 05/01/24		1,665	1,577,948

			111,184,851

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.32%, 05/23/25(i) .		17,877	16,853,261

Construction Materials — 0.0%
Core & Main LP, Term Loan, (LIBOR USD 6 Month + 2.75%), 3.75%, 08/01/24(i)		5,468	5,196,454

Containers & Packaging — 0.1%(i)
BWAY Holding Co., Term Loan, 04/03/24(n)		11,592	10,379,646
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 05/16/24		4,212	4,020,259

			14,399,905

Diversified Consumer Services — 0.1%(i)
Maverick Purchaser Sub LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.18%, 01/29/27		3,532	3,459,877
Mileage Plus Holdings LLC, Term Loan, 06/25/27(n)		13,311	13,205,577
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27		6,882	6,411,402
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/06/24		6,798	6,453,600

			29,530,456

Diversified Financial Services — 0.1%(i)
Advisor Group Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 5.18%, 07/31/26		5,232	4,830,176
Connect Finco SARL, Term Loan B, 12/11/26(n)		10,097	9,472,611
Deerfield Dakota Holding LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 04/09/27		4,573	4,436,186

Security		Par (000)	Value
Diversified Financial Services (continued)
VS Buyer LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.43%, 02/28/27	USD	3,960	$3,811,572

			22,550,545

Diversified Telecommunication Services — 0.8%(i)
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.18%, 08/14/26		8,551	8,204,567
Frontier Communications Corp., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.35% - 6.00%, 06/15/24		47,340	46,012,226
Ligado Networks LLC, 1st Lien Term Loan, (LIBOR USD + 0.00%), 0.00%, 12/07/20(d)(k)		15,276	13,342,036
Ligado Networks LLC, Term Loan, (LIBOR USD 6 Month + 12.50%), 13.50%, 12/07/20		69,811	29,669,799
Northwest Fiber LLC, Term Loan, (LIBOR USD 6 Month + 5.50%), 5.67% - 5.67%, 04/30/27(e)		15,006	14,855,445
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 3.18%, 03/09/27		69,933	66,220,701

			178,304,774

Electric Utilities — 0.1%
PGE Corp., Term Loan, (LIBOR USD 3 Month + 4.50%), 5.50%, 06/23/25(i)		28,706	28,167,763

Energy Equipment & Services — 0.1%
Lealand Finance Co. BV, Term Loan, (LIBOR USD 3 Month + 5.00%), 3.18%, 06/28/24(i)		14,808	14,674,449

Entertainment — 0.0%
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.01%, 05/30/25(i)		289	277,458

Food Products — 0.1%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.50%, 10/10/23(i)		19,550	18,756,251

Health Care Equipment & Supplies — 0.4%(i)
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.00%, 06/15/21		56,288	54,036,087
Ortho-Clinical Diagnostics, Inc., Term Loan, (EURIBOR 3 Month + 3.50%), 3.50%, 06/30/25	EUR	8,978	9,430,617
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 12/11/26	USD	25,415	24,774,458

			88,241,162

Health Care Providers & Services — 0.3%(i)
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25		6,705	6,437,244
Azalea TopCo, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.26%, 07/24/26(e)		8,327	8,056,411
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 10/10/25		33,062	21,572,699
Gentiva Health Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.44%, 07/02/25		8,731	8,436,297
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.43%, 06/30/25		7,486	6,985,189
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 7.75%, 04/29/22		10,179	9,069,539
Regionalcare Hospital, Term Loan B, (LIBOR USD 1 Month + 3.75%), 3.93%, 11/16/25		6,123	5,724,359

17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 8.00%), 9.00%, 09/03/24	USD	1,131	$1,131,165
WCG Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.24%, 01/08/27		10,000	9,712,500

			77,125,403

Hotels, Restaurants & Leisure — 0.1%(i)
Flutter Entertainment plc, Term Loan, (LIBOR USD 3 Month + 3.50%), 3.81%, 07/10/25		4,282	4,251,719
Golden Nugget Online Gaming, Inc., Term Loan, (LIBOR USD 6 Month + 12.00%), 13.00%, 10/04/23(e)		3,252	3,414,867
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 3.25%, 10/04/23		18,367	14,509,664

			22,176,250

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.18%, 08/12/26(i)		848	814,119

Industrial Conglomerates — 0.1%(i)
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.25%, 09/01/25		15,568	9,302,047
Vertiv Group Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.18%, 03/02/27		18,537	17,470,691

			26,772,738

Insurance — 0.4%(i)
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 05/09/25		5,443	5,147,279
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 6.68%, 08/04/25		22,991	22,818,567
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 3.18%, 08/04/22		3,513	3,413,000
Hub International Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.00%, 04/25/25		8,852	8,683,462
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 12/31/25		20,079	18,910,562
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.18%, 09/03/26		11,987	11,477,476
Sedgwick Claims Management Services, Term Loan, (LIBOR USD 1 Month + 4.25%), 4.43%, 09/03/26		22,870	22,145,707

			92,596,053

IT Services — 0.6%(i)
Airbnb, Inc., Term Loan, (LIBOR USD 1 Month + 7.50%), 8.50%, 04/17/25(e)		4,274	4,423,590
Boxer Parent Co., Inc., Term Loan B, 10/02/25(n)		15,645	14,764,847
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.18%, 10/30/26		8,869	8,575,675
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 04/29/24		2,125	2,050,189
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 11/29/24		6,576	6,119,838
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 7.43%, 12/01/25		5,095	4,509,484

Security		Par (000)	Value
IT Services (continued)
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 7.59%, 08/01/25	USD	3,818	$1,630,646
Pug LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 3.68%, 02/12/27		9,335	8,086,872
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.00%, 11/03/23		13,116	12,476,361
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 2.93%, 03/03/23		10,830	10,432,363
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.25%, 09/30/22		1,041	1,015,012
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/16/25		2,986	2,852,456
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 4.68%, 08/27/25		69,494	67,009,555
Vertafore, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.43%, 07/02/25		2,373	2,232,094

			146,178,982

Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 2.93%, 09/27/24(i)		16,112	15,235,991

Machinery — 0.2%(i)
Ingersoll-Rand Services Co., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 03/01/27		4,493	4,265,318
MHI Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 5.00%), 5.18%, 09/21/26(e)		11,054	10,557,000
Titan Acquisition Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 3.36%, 03/28/25		43,571	39,742,203

			54,564,521

Media — 1.0%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.00%, 07/12/24(i)		2,622	2,489,380
Clear Channel Outdoor Holdings, Inc., Term Loan, 08/21/26(i)(n)		54,624	49,380,234
Intelsat Jackson Holdings SA, Term Loan:
07/13/21(i)(n)		22,429	22,723,211
11/27/23(i)(n)		29,487	29,284,339
6.63%, 01/02/24(o)		84,234	80,864,792
01/02/24(i)(n)		17,838	17,792,999
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.25%, 12/01/23(i)		3,945	2,937,073
Promotora de Informaciones SA, 1st Lien Term Loan 2, (EURIBOR 6 Month + 4.50%), 4.50%, 11/30/22(i)	EUR	28	26,299
Promotora de Informaciones SA, Term Loan, (EURIBOR 6 Month + 4.50%), 4.50%, 12/31/22(i)		423	391,728
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 3.75%, 02/01/24(i)	USD	2,701	2,572,918
Terrier Media Buyer, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 4.43%, 12/17/26(i)		7,099	6,755,932
Xplornet Communications, Inc., Term Loan, (LIBOR USD 1 Month + 4.75%), 4.93%, 06/10/27(i)		20,331	19,365,278

			234,584,183

Metals & Mining — 0.0%
Big River Steel LLC, 1st Lien Term Loan B, 08/23/23(i)(n)		4,851	4,547,934

18

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.2%(i)
Chesapeake Energy Corp., Term Loan, 06/24/24(n)	USD	55,829	$32,022,039
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 4.68%, 11/28/22		7,147	5,646,052

			37,668,091

Pharmaceuticals — 0.1%(i)
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.19%, 06/02/25		7,786	7,555,147
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.00%, 04/29/24		12,219	11,515,994
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.50%, 08/18/22		10,967	10,819,873

			29,891,014

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.18%, 02/06/26(i)		22,618	21,995,921

Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan:(i)
(LIBOR USD 1 Month + 3.50%), 3.68%, 07/13/23		3,464	3,290,810
(LIBOR USD 1 Month + 4.00%), 5.00%, 04/04/25		3,491	3,341,111

			6,631,921

Software — 0.7%
Castle US Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.75%), 4.06%, 01/29/27(i)		11,327	10,307,890
Informatica LLC, Term Loan:
7.13%, 02/25/25(o)		23,229	23,199,964
(LIBOR USD 1 Month + 3.25%), 3.43%, 02/25/27(i)		10,755	10,271,068
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.18%, 11/01/23(i)		2,928	2,921,611
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 1 Month + 8.25%), 9.25%, 11/01/24(i)		35,285	35,263,092
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.43%, 10/01/25(i)		10,034	9,790,767
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 10/12/23(i)		9,678	9,375,758
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 1.93%, 04/16/25(i)		1,702	1,625,721
The Ultimate Software Group, Inc., Term Loan, 05/04/26(i)(n)		14,928	14,725,128
TIBCO Software, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 06/30/26(e)(i)		20,496	19,317,598
TIBCO Software, Inc., 2nd Lien Term Loan, 03/03/28(i)(n)		18,473	17,699,535
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 3.93%, 05/04/26(i)		5,447	5,268,084

			159,766,216

Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 03/11/22(i)(n)		39,314	38,737,360

Security	Par (000)		Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 3.80%, 05/27/24(i)	USD	16,014	$13,395,412

Total Floating Rate Loan Interests — 7.2% (Cost: $1,777,375,531)			1,655,991,492

Foreign Agency Obligations — 0.1%

France — 0.1%
Electricite de France SA(a)(j):
(EUR Swap Annual 6 Year + 3.44%), 4.00%	EUR	4,400	5,068,804
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	4,100	5,357,888
(EUR Swap Annual 5 Year + 3.20%), 3.00%	EUR	400	428,135

			10,854,827

Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24		400	457,187
2.63%, 04/28/25		3,350	3,682,353

			4,139,540

Total Foreign Agency Obligations — 0.1% (Cost: $15,192,371)			14,994,367

	Shares

Investment Companies — 2.5%
iShares 0-5 Year High Yield Corporate Bond ETF(f)*		1,000,000	42,890,000
iShares Broad USD High Yield Corporate Bond ETF(f)*		3,318,695	126,840,523
iShares iBoxx $ High Yield Corporate Bond ETF(f)*		2,443,000	199,397,660
SPDR Bloomberg Barclays High Yield Bond ETF		519,000	52,502,040
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(f)		3,985,000	100,422,000
Xtrackers USD High Yield Corporate Bond ETF(f)		900,000	42,075,000

Total Investment Companies — 2.5% (Cost: $545,732,611)			564,127,223

	Beneficial Interest (000)

Other Interests — 0.0%(p)

Auto Components — 0.0%
Lear Corp., Escrow(d)(e)(k)	USD	15,314	2

Capital Markets — 0.0%(e)
Lehman Brothers Holdings Capital Trust Escrow Bonds(d)(k)		11,550	121,275
Lehman Brothers Holdings Capital Trust VII Escrow Bonds		5,500	57,750
Lehman Brothers Holdings Capital Trust VII Escrow Bonds		1,000	10,500
Lehman Brothers Holdings, Inc.(d)(k)		5,675	59,587

			249,112

Independent Power and Renewable Electricity Producers — 0.0%(d)(e)(k)
Mirant America Corp., Escrow		1,864	—
Mirant America Corp., Escrow(f)		3,270	1

			1

19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Beneficial Interest (000)		Value
Media — 0.0%
Adelphia Communications Corp., Escrow(d)(e)(k)	USD	325	$—

Total Other Interests — 0.0%			249,115

Preferred Securities — 1.3%

	Par (000)

Capital Trusts — 1.3%

Banks — 1.2%(i)(j)
Bank of America Corp.:
Series X, 6.25%		17,568	18,184,110
Series Z, 6.50%		14,316	15,384,833
Series AA, 6.10%		5,669	5,980,795
Series DD, 6.30%		4,245	4,710,761
CIT Group, Inc., Series A, 5.80%		14,850	11,425,293
Citigroup, Inc.:
Series Q, 5.95%		7,700	7,346,339
Series R, 6.13%		10,000	9,787,500
Series V, 4.70%		32,705	29,066,569
JPMorgan Chase & Co.:
Series V, 4.75%		17,297	15,264,602
Series I, 4.23%		10,460	9,521,738
Series Z, 4.49%		770	730,306
Series S, 6.75%		11,855	12,744,125
Series FF, 5.00%		56,405	53,951,382
Series X, 6.10%		5,667	5,799,298
Series HH, 4.60%		29,905	26,690,213
Wells Fargo & Co., Series U, 5.87%		37,830	39,319,367

			265,907,231

Capital Markets — 0.1%
Morgan Stanley(i)(j):
Series H, 4.83%		6,961	6,264,576
Series J, 5.55%		27,123	24,931,300

			31,195,876

Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(j)		2,827	2,834,067

Total Capital Trusts — 1.3% (Cost: $314,880,636)			299,937,174

Security	Shares	Value
Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $3,532,445)(j)(q)	3,650,855	$353,403

Total Preferred Stocks — 0.0% (Cost: $3,572,595)		353,403

Total Preferred Securities — 1.3% (Cost: $318,453,231)		300,290,577

Warrants — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/exercisable 06/17/20, 1 share for 1 warrant, Expires 06/30/23, Strike Price USD 0.01)	1,172,536	4,385,285

Total Warrants — 0.0%		4,385,285

Total Long-Term Investments — 96.6% (Cost: $22,136,510,293)		22,147,225,421

Short-Term Securities — 1.1%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%*	150,996,842	150,996,842
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.05%	13,552,209	13,552,209
SL Liquidity Series, LLC, Money Market Series, 0.50%(s)*	70,896,203	70,952,920

Total Short-Term Securities — 1.1% (Cost: $235,433,890)		235,501,971

Total Options Purchased — 0.0% (Cost: $104,728)		69,825

Total Investments Before Options Written — 97.7% (Cost: $22,372,048,911)		22,382,797,217

Total Options Written — (0.0)% (Premium Received — $53,997)		(35,175)

Total Investments Net of Options Written — 97.7% (Cost: $22,371,994,914)		22,382,762,042

Other Assets Less Liabilities — 2.3%		538,135,568

Net Assets — 100.0%		$22,920,897,610

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)	Convertible security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Fixed rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

20

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

(q)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $353,403, representing less than 0.05% of its net assets as of period end, and an original cost of $3,532,445.

(r)	Annualized 7-day yield as of period end.
(s)	All or a portion of this security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	380,229,234	—	(229,232,392)	150,996,842	$150,996,842	$2,649,388		$532	$—
SL Liquidity Series, LLC, Money Market Series(b)	6,690,336	64,205,867	—	70,896,203	70,952,920	638,243	(c)	260,575	67,970
iShares 0-5 Year High Yield Corporate Bond ETF	1,500,000	6,890,000	(7,390,000)	1,000,000	42,890,000	827,926		(3,055,586)	1,105,700
iShares Broad USD High Yield Corporate Bond ETF	1,687,800	5,233,695	(3,602,800)	3,318,695	126,840,523	3,423,476		(721,828)	6,470,870
iShares iBoxx $ High Yield Corporate Bond ETF	1,784,036	39,948,148	(39,289,184)	2,443,000	199,397,660	8,821,953		1,758,212	3,449,426
iShares iBoxx $ Investment Grade Corporate Bond ETF(d)	—	1,500,000	(1,500,000)	—	—	465,056		13,887,853	—

					$591,077,945	$16,826,042		$12,129,758	$11,093,966

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury 10 Year Note	6,845	09/21/20	$952,631	$(3,450,041)
U.S. Treasury Long Bond	727	09/21/20	129,815	(1,502,896)
U.S. Treasury Ultra Bond	2,257	09/21/20	492,379	(5,669,467)
U.S. Treasury 5 Year Note	2,759	09/30/20	346,923	(1,118,231)

				$(11,740,635)

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,492,000	USD	7,212,656	Standard Chartered Bank	07/06/20	$28,053
CAD	13,395,000	USD	9,784,950	JPMorgan Chase Bank NA	07/06/20	81,851
EUR	531,549,000	USD	595,866,429	Goldman Sachs International	07/06/20	1,377,476
GBP	52,824,000	USD	65,009,499	State Street Bank and Trust Co.	07/06/20	446,230
USD	13,460,190	EUR	11,973,000	Bank of America NA	07/06/20	7,430
USD	6,742,557	EUR	5,988,000	Barclays Bank plc	07/06/20	14,492
USD	222,764	EUR	198,000	Citibank NA	07/06/20	293
USD	9,321,135	EUR	8,277,000	Deutsche Bank AG	07/06/20	21,169
USD	8,190,948	EUR	7,283,000	JPMorgan Chase Bank NA	07/06/20	7,831
USD	11,349,911	EUR	10,044,000	UBS AG	07/06/20	64,558
USD	1,538,898	GBP	1,226,000	Bank of America NA	07/06/20	19,726
USD	2,874,997	GBP	2,279,000	Goldman Sachs International	07/06/20	51,022
USD	1,851,315	GBP	1,475,000	HSBC Bank plc	07/06/20	23,600
USD	96,310	GBP	76,000	JPMorgan Chase Bank NA	07/06/20	2,136
USD	2,731,833	GBP	2,170,000	State Street Bank and Trust Co.	07/06/20	42,924
USD	4,865,003	GBP	3,852,000	UBS AG	07/06/20	91,880
USD	2,602,988	GBP	2,100,000	State Street Bank and Trust Co.	08/05/20	279

						2,280,950

USD	6,961,148	AUD	10,492,000	Bank of America NA	07/06/20	(279,561)
USD	9,734,123	CAD	13,395,000	BNP Paribas SA	07/06/20	(132,678)
USD	396,556	CHF	384,000	State Street Bank and Trust Co.	07/06/20	(8,786)
USD	3,551,475	EUR	3,169,000	Citibank NA	07/06/20	(9,187)
USD	6,163,026	EUR	5,492,000	Deutsche Bank AG	07/06/20	(7,738)
USD	20,177	EUR	18,000	Goldman Sachs International	07/06/20	(47)
USD	183,841	EUR	164,000	Morgan Stanley & Co. International plc	07/06/20	(428)
USD	3,376,297	EUR	3,042,000	State Street Bank and Trust Co.	07/06/20	(41,668)
USD	528,084,759	EUR	474,430,000	UBS AG	07/06/20	(4,980,726)
USD	52,137,936	GBP	42,369,000	BNP Paribas SA	07/06/20	(362,703)
USD	3,532,100	GBP	2,855,000	Citibank NA	07/06/20	(5,613)
USD	7,213,302	AUD	10,492,000	Standard Chartered Bank	08/05/20	(28,647)
USD	9,785,844	CAD	13,395,000	JPMorgan Chase Bank NA	08/05/20	(81,763)
USD	761,626	EUR	679,000	ANZ Banking Group Ltd.	08/05/20	(1,827)
USD	596,251,270	EUR	531,549,000	Goldman Sachs International	08/05/20	(1,411,087)
USD	9,401,135	EUR	8,368,000	JPMorgan Chase Bank NA	08/05/20	(7,666)
USD	3,537,152	EUR	3,146,000	State Street Bank and Trust Co.	08/05/20	(143)
USD	65,021,099	GBP	52,824,000	State Street Bank and Trust Co.	08/05/20	(448,192)

						(7,808,460)

22

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	35	09/18/20	USD	3,400.00	USD	10,851	$69,825

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	35	09/18/20	USD	3,500.00	USD	10,851	$ (35,175)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V6	5.00%	Quarterly	06/20/25	B+	USD	127,230	$ (718,597)	$ (6,613,330)	$5,894,733

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	2,000	$(141,994)	$(244,832)	$102,838
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	1,490	(105,786)	(150,206)	44,420
Nordstrom, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	3,612	604,548	856,851	(252,303)
Nordstrom, Inc.	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	4,240	709,687	1,003,748	(294,061)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	1,155	15,449	27,502	(12,053)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	1,105	14,769	28,950	(14,181)

							$1,096,673	$1,522,013	$(425,340)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	200	$(30,395)	$(16,005)	$(14,390)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank plc	06/20/23	B	EUR	800	(121,647)	(64,737)	(56,910)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank NA	06/20/23	B	EUR	1,044	(158,724)	(94,352)	(64,372)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/23	B	EUR	10	(1,517)	(621)	(896)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/23	NR	USD	20,000	(989,113)	(1,345,583)	356,470
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	NR	EUR	210	(38,001)	(23,519)	(14,482)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank plc Credit Suisse	12/20/23	NR	USD	5,176	(340,051)	(275,779)	(64,272)
Garfunkelux Holdco 2 SA	5.00	Quarterly	International Credit Suisse	12/20/24	B-	EUR	460	(89,297)	(5,510)	(83,787)
Garfunkelux Holdco 2 SA	5.00	Quarterly	International	12/20/24	B-	EUR	1,420	(275,656)	—	(275,656)

23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	490	$(95,121)	$15,562	$(110,683)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	910	(176,653)	50,349	(227,002)
Intrum AB	5.00	Quarterly	Credit Suisse International	12/20/24	BB	EUR	920	(78,517)	27,523	(106,040)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/25	NR	USD	3,720	(425,914)	(490,951)	65,037
Rolls-Royce plc	1.00	Quarterly	Citibank NA	06/20/25	BB	EUR	510	(80,266)	(92,271)	12,005
Rolls-Royce plc	1.00	Quarterly	Citibank NA	06/20/25	BB	EUR	1,120	(176,021)	(202,348)	26,327
Rolls-Royce plc	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	BB	EUR	1,280	(201,256)	(188,363)	(12,893)
Tesco plc	1.00	Quarterly	Barclays Bank plc	12/20/25	BBB-	EUR	1,500	4,647	(35,153)	39,800
Tesco plc	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BBB-	EUR	2,930	(115,503)	(252,967)	137,464

								$(3,389,005)	$(2,994,725)	$(394,280)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
		iShares iBoxx $ High Yield
3 month LIBOR plus 0.25%	At Termination	Corporate Bond ETF	At Termination	Merrill Lynch International & Co.	07/13/20	USD	1,000	$(39,164)	$—	$(39,164)
		iShares iBoxx $ High Yield
3 month LIBOR plus 0.35%	At Termination	Corporate Bond ETF	At Termination	Merrill Lynch International & Co.	07/24/20	USD	1,000	(485,781)	—	(485,781)
		iShares iBoxx $ High Yield
1 month LIBOR plus 0.28%	At Termination	Corporate Bond ETF	At Termination	JPMorgan Chase Bank NA	07/27/20	USD	2,000	(221,058)	—	(221,058)
		iShares iBoxx $ High Yield
3 month LIBOR plus 0.37%	At Termination	Corporate Bond ETF	At Termination	Merrill Lynch International & Co.	07/27/20	USD	1,000	(511,542)	—	(511,542)
		iShares iBoxx $ High Yield
1 month LIBOR plus 0.28%	At Termination	Corporate Bond ETF	At Termination	JPMorgan Chase Bank NA	07/29/20	USD	1,000	740,000	—	740,000
		iShares iBoxx $ High Yield
3 month LIBOR plus 0.40%	At Termination	Corporate Bond ETF	At Termination	Merrill Lynch International & Co.	07/29/20	USD	1,000	730,000	—	730,000
		iBoxx USD Liquid High Yield Total		Goldman Sachs
3 month LIBOR	Quarterly	Return Index	At Termination	International	09/20/20	USD	225,790	2,262,398	(355,620)	2,618,018
		iBoxx USD Liquid High Yield Total		JPMorgan Chase Bank
3 month LIBOR	At Termination	Return Index	At Termination	NA	09/20/20	USD	42,000	(2,860)	(2,825)	(35)
		iBoxx USD Liquid High Yield Total		Morgan Stanley & Co.
3 month LIBOR	Quarterly	Return Index	At Termination	International plc	09/20/20	USD	54,590	(223,492)	(102,760)	(120,732)

24

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month LIBOR	At Termination	iBoxx USD Liquid High Yield Total Return Index	At Termination	Morgan Stanley & Co. International plc	09/20/20	USD	20,500	$61,736	$(1,379)	$63,115
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	Goldman Sachs International	12/20/20	USD	83,066	3,488,164	(113,230)	3,601,394
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	JPMorgan Chase Bank NA	12/20/20	USD	80,933	3,301,011	(110,322)	3,411,333
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	Morgan Stanley & Co. International plc	12/20/20	USD	112,088	1,561,076	(84,611)	1,645,687

								$10,660,488	$(770,747)	$ 11,431,235

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

1 month LIBOR	London Interbank Offered Rate	0.16%
3 month LIBOR	London Interbank Offered Rate	0.30

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR.	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LIMEAN	London Interbank Mean Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$20,028,078	$—	$20,028,078
Common Stocks:
Auto Components	—	—	28,995,019	28,995,019
Building Products	472,866	—	—	472,866
Chemicals	55,727,021	—	—	55,727,021
Commercial Services & Supplies	—	—	3	3
Consumer Finance	168,846	—	—	168,846
Diversified Financial Services	—	574	1	575
Diversified Telecommunication Services	—	588,738	—	588,738
Energy Equipment & Services	27,321	—	1,682,479	1,709,800
Entertainment	9,092,659	—	—	9,092,659
Equity Real Estate Investment Trusts (REITs)	74,949,837	—	—	74,949,837
Hotels, Restaurants & Leisure	22,173,230	—	—	22,173,230
Life Sciences Tools & Services	1,771,802	—	—	1,771,802
Media	4,933,784	—	—	4,933,784
Metals & Mining	24,747,548	—	—	24,747,548
Oil, Gas & Consumable Fuels	—	—	1,808,504	1,808,504
Pharmaceuticals	29,229,871	—	—	29,229,871
Semiconductors & Semiconductor Equipment	10,487	—	—	10,487
Corporate Bonds:
Aerospace & Defense	—	838,500,394	—	838,500,394
Air Freight & Logistics	—	7,415,253	—	7,415,253
Airlines	—	99,600,368	—	99,600,368
Auto Components	—	345,873,733	—	345,873,733
Automobiles	—	180,574,790	—	180,574,790
Banks	—	203,940,562	—	203,940,562

26

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Beverages	$—	$1,109,456	$—	$1,109,456
Building Products	—	115,717,266	—	115,717,266
Capital Markets	—	218,386,990	—	218,386,990
Chemicals	—	463,977,080	—	463,977,080
Commercial Services & Supplies	—	561,258,562	—	561,258,562
Communications Equipment	—	148,119,059	—	148,119,059
Construction & Engineering	—	44,860,895	—	44,860,895
Construction Materials	—	4,010,684	—	4,010,684
Consumer Finance	—	442,542,947	—	442,542,947
Containers & Packaging	—	403,957,802	—	403,957,802
Distributors	—	110,564,944	—	110,564,944
Diversified Consumer Services	—	74,754,858	—	74,754,858
Diversified Financial Services	—	330,850,087	—	330,850,087
Diversified Telecommunication Services	—	1,472,999,579	—	1,472,999,579
Electric Utilities	—	121,229,571	—	121,229,571
Electrical Equipment	—	22,599,132	—	22,599,132
Electronic Equipment, Instruments & Components	—	54,104,070	—	54,104,070
Energy Equipment & Services	—	125,488,081	—	125,488,081
Entertainment	—	262,369,661	—	262,369,661
Equity Real Estate Investment Trusts (REITs)	—	758,697,694	—	758,697,694
Food & Staples Retailing	—	124,517,681	—	124,517,681
Food Products	—	614,830,521	—	614,830,521
Gas Utilities	—	55,569,907	—	55,569,907
Health Care Equipment & Supplies	—	182,360,372	—	182,360,372
Health Care Providers & Services	—	1,016,091,145	—	1,016,091,145
Health Care Technology	—	40,195,362	—	40,195,362
Hotels, Restaurants & Leisure	—	1,094,967,817	—	1,094,967,817
Household Durables	—	261,607,836	—	261,607,836
Household Products	—	38,755,393	—	38,755,393
Independent Power and Renewable Electricity Producers	—	188,864,086	—	188,864,086
Industrial Conglomerates	—	20,130,706	—	20,130,706
Insurance	6,001,860	244,775,798	—	250,777,658
Interactive Media & Services	—	49,762,219	—	49,762,219
Internet & Direct Marketing Retail	—	180,141,953	—	180,141,953
IT Services	—	241,119,932	—	241,119,932
Leisure Products	—	56,792,372	—	56,792,372
Life Sciences Tools & Services	—	152,324,787	—	152,324,787
Machinery	—	253,147,354	—	253,147,354
Marine	—	1,870,628	—	1,870,628
Media	—	1,161,449,708	—	1,161,449,708
Metals & Mining	—	610,729,719	—	610,729,719
Mortgage Real Estate Investment Trusts (REITs)	—	3,158,320	—	3,158,320
Multiline Retail	—	99,530,515	—	99,530,515
Oil, Gas & Consumable Fuels	—	2,110,324,733	—	2,110,324,733
Paper & Forest Products	—	11,513,127	—	11,513,127
Personal Products	—	16,592,419	—	16,592,419
Pharmaceuticals	—	478,968,007	—	478,968,007
Professional Services	—	159,429,575	—	159,429,575
Real Estate Management & Development	—	72,951,919	—	72,951,919
Road & Rail	—	122,985,245	—	122,985,245
Semiconductors & Semiconductor Equipment	—	314,280,181	—	314,280,181
Software	—	959,224,020	—	959,224,020
Specialty Retail	—	220,691,312	—	220,691,312
Technology Hardware, Storage & Peripherals	—	66,716,520	—	66,716,520
Textiles, Apparel & Luxury Goods	—	42,351,616	—	42,351,616
Thrifts & Mortgage Finance	—	34,006,138	—	34,006,138
Trading Companies & Distributors	—	226,880,878	—	226,880,878
Transportation Infrastructure	—	7,899,706	—	7,899,706
Wireless Telecommunication Services	—	373,763,789	—	373,763,789
Floating Rate Loan Interests:
Aerospace & Defense	—	9,325,308	—	9,325,308
Airlines	—	4,301,978	—	4,301,978
Auto Components	—	13,422,341	—	13,422,341
Automobiles	—	3,885,315	—	3,885,315
Building Products	—	3,521,830	—	3,521,830
Capital Markets	—	5,306,393	—	5,306,393

27

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Chemicals	$—	$105,408,889	$—	$105,408,889
Commercial Services & Supplies	—	111,184,851	—	111,184,851
Construction & Engineering	—	16,853,261	—	16,853,261
Construction Materials	—	5,196,454	—	5,196,454
Containers & Packaging	—	14,399,905	—	14,399,905
Diversified Consumer Services	—	29,530,456	—	29,530,456
Diversified Financial Services	—	22,550,545	—	22,550,545
Diversified Telecommunication Services	—	163,449,329	14,855,445	178,304,774
Electric Utilities	—	28,167,763	—	28,167,763
Energy Equipment & Services	—	14,674,449	—	14,674,449
Entertainment	—	277,458	—	277,458
Food Products	—	18,756,251	—	18,756,251
Health Care Equipment & Supplies	—	88,241,162	—	88,241,162
Health Care Providers & Services	—	69,068,992	8,056,411	77,125,403
Hotels, Restaurants & Leisure	—	18,761,383	3,414,867	22,176,250
Independent Power and Renewable Electricity Producers	—	814,119	—	814,119
Industrial Conglomerates	—	26,772,738	—	26,772,738
Insurance	—	92,596,053	—	92,596,053
IT Services	—	141,755,392	4,423,590	146,178,982
Life Sciences Tools & Services	—	15,235,991	—	15,235,991
Machinery	—	44,007,521	10,557,000	54,564,521
Media	—	234,584,183	—	234,584,183
Metals & Mining	—	4,547,934	—	4,547,934
Oil, Gas & Consumable Fuels	—	37,668,091	—	37,668,091
Pharmaceuticals	—	29,891,014	—	29,891,014
Professional Services	—	21,995,921	—	21,995,921
Road & Rail	—	6,631,921	—	6,631,921
Software	—	140,448,618	19,317,598	159,766,216
Specialty Retail	—	38,737,360	—	38,737,360
Wireless Telecommunication Services	—	13,395,412	—	13,395,412
Foreign Agency Obligations	—	14,994,367	—	14,994,367
Investment Companies	564,127,223	—	—	564,127,223
Other Interests	—	—	249,115	249,115
Preferred Securities	—	300,290,577	—	300,290,577
Warrants	—	4,385,285	—	4,385,285
Short-Term Securities	164,549,051	—	—	164,549,051
Options Purchased:
Equity contracts	69,825	—	—	69,825
Unfunded Floating Rate Loan Interests(a)	—	284,791	—	284,791

Subtotal	$958,053,231	$21,260,715,825	$93,360,032	$22,312,129,088

Investments Valued at NAV(b)				70,952,920

Total Investments				$22,383,082,008

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$6,679,094	$—	$6,679,094
Equity contracts	—	1,750,000	—	1,750,000
Foreign currency exchange contracts	—	2,280,950	—	2,280,950
Interest rate contracts	—	14,277,765	—	14,277,765
Liabilities:
Credit contracts	—	(1,603,981)	—	(1,603,981)
Equity contracts	(35,175)	(1,537,545)	—	(1,572,720)
Foreign currency exchange contracts	—	(7,808,460)	—	(7,808,460)
Interest rate contracts	(11,740,635)	(3,058,985)	—	(14,799,620)

	$(11,775,810)	$10,978,838	$—	$(796,972)

The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.
(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

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